UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code (414) 765-5384

Date of fiscal year end: August 31, 2009

Date of reporting period: February 28, 2009

Item 1. Reports to Stockholders.

FEBRUARY 28, 2009

PORTFOLIO MANAGEMENT CONSULTANTS

SEMI-ANNUAL REPORT

PMC LARGE CAP GROWTH FUND

PMC LARGE CAP VALUE FUND

PMC SMALL CAP CORE FUND

PMC INTERNATIONAL EQUITY FUND

PMC CORE FIXED INCOME FUND

PMC
MUTUAL FUNDS

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers both the fiscal quarter and six-month period ended February 28, 2009 as well as the period since the inception of the PMC Funds. The table below presents the standardized performance of the five PMC Funds relative to their respective benchmarks.

As you are undoubtedly aware, the six-month period ending February 28, 2009 was one of extreme volatility and significant decline for the equity markets. In fact, as measured by the performance of the S&P 500 stock index, this particular six-month period ranks in the bottom one-half of one percent of all such periods since the inception of the index in 1926. The only periods posting worse performance occurred during the Great Depression.

The period began innocuously enough: the market entered September riding a steady increase that began in mid-July, partially offsetting the 15% decline in the S&P 500 that had occurred since mid-May. However, the problems resulting from the financial system deleveraging process that began in 2007 escalated in September as the U.S. government decided not to rescue investment bank Lehman Brothers, a decision that critics argue ignited the meltdown which followed. For the first three months of the period, investors of all stripes—including individuals, institutions and hedge funds—were in “flight-to-quality” mode, selling risk assets such as equities and corporate bonds in favor of the safe haven of U.S. Tresaury obligations. As a result, the prices of Treasury securities soared, and yields fell dramatically.

The financial sector of course remained at Ground Zero in the crisis during this period. The list of causalties among large, well-known financial services firms is unprecedented: Bear Stearns, Lehman Brothers, Wachovia, Fannie Mae, Freddie Mac, Merrill Lynch, Citigroup and American International Group are among those that no longer exist, have been merged into another firm or have received significant government assistance.

Policymakers were very aggressive in attempting to contain the economic damage and avert a continued downward spiral. The U.S. Treasury and the Federal Reserve announced several programs aimed at providing stimulus to the economy. The details of some of the programs have evolved since that time, and it will take time for the effects of most of them to be felt.

The impact of the credit crisis on the financial markets was severe, with all segments of the equity markets—including all capitalizations and geographical regions—coming under heavy pressure in the period. For the period, the Russell 1000 (large cap), Russell 2000 (small cap) and MSCI EAFE (international developed markets) posted returns of -42.3%, -46.9% and -44.5%, respectively. Meanwhile, the Barclays Capital U.S. Aggregate Bond Index, which includes a weighting to U.S. Treasury obligations, rose 1.9% for the period.

As discussed in more detail below, the PMC Funds equity mutual funds were not immune to the macroeconomic difficulties during the period. While the PMC Large Cap Value Fund and the PMC Small Cap Core Fund slightly outperformed their respective benchmarks during the period, each of the equity funds posted significant losses on an absolute basis. At the same time, the PMC Core Fixed Income Fund enjoyed solid absolute and relative performance.

Cumulative Total Returns as of February 28, 2009*

*Unannualized Except for Since Inception data

Fund	Three Months	Six Months	Year to Date	One Year	Since Inception	Inception Date	Gross Expense Ratio
PMC Large Cap Growth Fund	-11.64%	-40.34%	-13.49%	-40.97%	-37.83%	10-31-07	2.15%
Russell 1000 Growth Index	-10.38%	-39.90%	-11.97%	-40.03%	-38.76%
PMC Large Cap Value Fund	-19.58%	-43.19%	-22.66%	-45.69%	-40.21%	10-31-07	2.09%
Russell 1000 Value Index	-22.26%	-44.71%	-23.32%	-47.35%	-44.50%
PMC Small Cap Core Fund	-16.16%	-46.89%	-21.88%	-44.96%	-43.52%	10-31-07	2.77%
Russell 2000 Index	-17.39%	-46.91%	-21.92%	-42.38%	-42.37%
PMC International Equity Fund	-15.73%	-47.44%	-21.16%	-51.83%	-47.38%	10-31-07	2.54%
MSCI EAFE Index	-14.15%	-44.49%	-19.02%	-49.93%	-46.34%
PMC Core Fixed Income Fund	3.15%	2.22%	-1.58%	1.44%	5.15%	9-28-07	1.52%
Barclays Capital Aggregate Bond Index	2.43%	1.88%	-1.26%	2.03%	4.92%

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For more recent performance, please call 888-612-9300. Performance results reflect expense subsidies and waivers in effect; without these waivers, returns would have been less favorable.

As noted above, the PMC Large Cap Growth Fund returned -40.34% in the six months ending February 28, 2009, slightly underperforming the Russell 1000 Growth Index return of -39.90%. Since its inception, the PMC Large Cap Growth Fund has returned -37.83% while the Russell 100 Growth Index has returned -38.76% during the same period. The Fund benefited from positive contributions from stock selection in several sectors, including Consumer Discretionary, Energy, Technology and Utilities. Some of the best performing holdings during the period included McDonald’s Corp. (MCD), Family Dollar Stores Inc. (FDO), Amgen Inc. (AMGN) and Schlumberger Ltd. (SLB). The fund is sub-advised by Mellon Capital Management Corporation (“Mellon”) (formerly Mellon Equity Associates). During the period the Fund’s other sub-adviser, The Boston Company Asset Management (“TBC”), announced layoffs that included the team managing a portion of the Fund. Consequently, Fund assets have been consolidated with Mellon while a search is conducted for a second sub-adviser.

As noted above, the PMC Large Cap Value Fund returned -43.19% versus -44.71% for the Russell 1000 Value Index during the six months ending February 28, 2009. Since inception, the Fund has returned -40.21% while the index has returned -44.50%. The Fund’s performance was helped during the period by underweighting stocks within the financial sector as well as avoiding those stocks in the sector that declined the most. The Fund avoided, or was underweighted in, many of the financial services firms that suffered most during the market’s decline. For example, the Fund was underweight Bank of America Corp. (BAC), a poor performer in the sector, and overweight Allstate (ALL), a relatively strong performer. Pharmaceutical company Wyeth (WYE) performed well on a relative basis, and a slight overweight in the stock benefited the Fund during the period. The Fund is sub-advised by Loomis, Sayles & Company (“Loomis, Sayles”) and Deutsche Investment Management Americas (“Deutsche”).

As noted above, the PMC Small Cap Core Fund returned -46.89% during the six months ending February 28, 2009, slightly outperforming the Russell 2000 Index return of -46.91%. Since inception, the Fund’s return of -43.52% slightly trails the Russell 2000 Index’s return of -42.37%. As has been highlighted in previous reports, the

Fund is highly diversified and maintains close adherence to the sector weightings of the Russell 2000 Index. Consequently, the primary difference in performance between the Fund and the benchmark is due to stock selection. During the period, the Fund benefited from the performance of stocks in the Health Care and Technology sectors. In addition, an underweight to stocks that are sensitive to the credit cycle also contributed positively to performance. Negatively impacting performance was stock selection in the Energy, Materials and Utilities sectors. The Fund is sub-advised by Delaware Management Company (“Delaware”) and Quantitative Management Associates (“QMA”).

As noted above, the PMC International Equity Fund returned -47.44% for the six months ending February 28, 2009, underperforming the MSCI EAFE Index return of -44.49%. Since inception, the Fund has returned -47.38%, compared to the benchmark’s return of -46.34%. During the period, the Fund suffered from an extreme environment in both developed and emerging markets. On a relative basis, the positive contributions from an overweight position in the Telecommunications sector with holdings such as Telefonica S.A., Nippon Telegraph & Telephone and Hutchinson Telecom was offset by the performance of holdings in the Financial and Consumer Discretionary sectors. Financial firms Banco Popolare, Raiffeissen International Bank and Societe Generale were among the poorer performers in the Fund. The Fund is sub-advised by Pictet Asset Management (“Pictet”) and Batterymarch Financial Management (“Batterymarch”).

As noted above, the PMC Core Fixed Income Fund returned 2.22% for the six months ending February 28, 2009, slightly outperforming the Barclays Capital U.S. Aggregate Bond Index’s return of 1.88%. For the period since inception, the Fund’s annualized return of 5.15% compares favorably to the benchmark’s return of 4.92%. The Fund experienced an extremely volatile period for fixed income securities during the period. The three-month period from September 1 to November 30 was marked by a “flight-to-quality” psychology and widening credit spreads, with investors selling almost everything but the shortest-term U.S. Treasury obligations. There was some relief in December and January before concerns arose again in February about the financial system’s health. Over the entire period, the Fund benefited from a relatively short duration profile, and exposure to high-quality corporate credits. Partly offsetting the positives were the Fund’s exposure to high-yield, asset-backed and commercial mortgage-backed securities. The Fund is currently sub-advised by Lehman Brothers Asset Management (“LBAM”) and Schroder Investment Management North America (“Schroder”).

Envestnet	Asset Management

The views in this report were those of the Investment Advisor and the Investment Sub-Advisors as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Example

(Unaudited)

As a shareholder of the PMC Funds (the “Funds”), you incur two types of costs: (1) transaction costs including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/01/08–2/28/09).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within thirty days of purchase. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invests in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PMC FUNDS

Expense Example Tables

(Unaudited)

	PMC Large Cap Growth Fund
	Beginning Account Value 9/1/08	Ending Account Value 2/28/09	Expenses Paid During Period* 9/1/08–2/28/09
Actual	$1,000.00	$596.60	$5.54
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00
*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	PMC Large Cap Value Fund
	Beginning Account Value 9/1/08	Ending Account Value 2/28/09	Expenses Paid During Period* 9/1/08–2/28/09
Actual	$1,000.00	$568.10	$5.44
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00
*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	PMC Small Cap Core Fund
	Beginning Account Value 9/1/08	Ending Account Value 2/28/09	Expenses Paid During Period* 9/1/08–2/28/09
Actual	$1,000.00	$531.10	$5.69
Hypothetical (5% return before expenses)	1,000.00	1,017.36	7.50
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	PMC International Equity Fund
	Beginning Account Value 9/1/08	Ending Account Value 2/28/09	Expenses Paid During Period* 9/1/08–2/28/09
Actual	$1,000.00	$525.60	$5.67
Hypothetical (5% return before expenses)	1,000.00	1,017.36	7.50
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	PMC Core Fixed Income Fund
	Beginning Account Value 9/1/08	Ending Account Value 2/28/09	Expenses Paid During Period* 9/1/08–2/28/09
Actual	$1,000.00	$1,022.20	$5.01
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01
*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PMC LARGE CAP GROWTH FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation.

	PMC Large Cap Growth Fund	Russell 1000 Growth Index
Six Months	(40.34)%	(39.90)%
One Year	(40.96)%	(40.03)%
Average Annual Since Inception (10/31/07)	(37.94)%	(38.86)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Continued

PMC LARGE CAP GROWTH FUND

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on October 31, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

*	Inception Date

Continued

PMC LARGE CAP VALUE FUND

Investment Highlights (Unaudited) (Continued)

The investment objective of the Fund is long-term capital appreciation.

	PMC Large Cap Value Fund	Russell 1000 Value Index
Six Months	(43.19)%	(44.71)%
One Year	(45.69)%	(47.35)%
Average Annual Since Inception (10/31/07)	(40.31)%	(44.61)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Continued

PMC LARGE CAP VALUE FUND

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on October 31, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

*	Inception Date

Continued

PMC SMALL CAP CORE FUND

Investment Highlights (Unaudited) (Continued)

The investment objective of the Fund is long-term capital appreciation.

	PMC Small Cap Core Fund	Russell 2000 Index
Six Months	(46.89)%	(46.91)%
One Year	(44.96)%	(42.38)%
Average Annual Since Inception (10/31/07)	(43.63)%	(42.48)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Continued

PMC SMALL CAP CORE FUND

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on October 31, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 2000 Index is a stock market index comprised of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market.

One cannot invest directly in an index.

*	Inception Date

Continued

PMC INTERNATIONAL EQUITY FUND

Investment Highlights (Unaudited) (Continued)

The investment objective of the Fund is long-term capital appreciation.

	PMC International Equity Fund	MSCI EAFE Index
Six Months	(47.44)%	(45.22)%
One Year	(51.83)%	(51.81)%
Average Annual Since Inception (10/31/07)	(47.50)%	(48.16)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Continued

PMC INTERNATIONAL EQUITY FUND

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on October 31, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index is unmanaged and cannot be invested in directly. The Index does not reflect any deduction for fees, expenses or taxes.

One cannot invest directly in an index.

*	Inception Date

Continued

PMC CORE FIXED INCOME FUND

Investment Highlights (Unaudited) (Continued)

The investment objective of the Fund is to provide current income consistent with low volatility of principal.

	PMC Core Fixed Income Fund	Barclays Capital Aggregate Index
Six Months	2.22%	1.88%
One Year	1.44%	2.06%
Since Inception (9/28/07)	5.14%	4.91%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Continued

PMC CORE FIXED INCOME FUND

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Barclays Capital Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is an index composed of U.S. securities in Treasury, Government-Related, Corporate, and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

*	Inception Date

PMC LARGE CAP GROWTH FUND	Schedule of Investments

February 28, 2009 (Unaudited)

	Shares	Value
Common Stocks 98.08%
Aerospace & Defense 3.59%
Honeywell International, Inc.	3,380	$90,685
Lockheed Martin Corp.	1,900	119,909
Raytheon Co.	2,300	91,931
Rockwell Collins, Inc.	2,200	68,640
United Technologies Corp.	2,600	106,158

Total Aerospace & Defense		477,323

Beverages 4.88%
The Coca-Cola Co.	5,600	228,760
Molson Coors Brewing Co.	2,000	70,460
PepsiCo, Inc.	7,268	349,882

Total Beverages		649,102

Biotechnology 3.47%
Amgen, Inc.(a)	2,850	139,450
Celgene Corp.(a)	2,100	93,933
Genentech, Inc.(a)	1,993	170,501
Genzyme Corp.(a)	950	57,884

Total Biotechnology		461,768

Capital Markets 0.98%
The Charles Schwab Corp.	5,814	73,896
Waddell & Reed Financial, Inc.	4,000	56,480

Total Capital Markets		130,376

Chemicals 2.69%
CF Industries Holdings, Inc.	1,700	109,361
E.I. du Pont de Nemours & Co.	2,850	53,466
Monsanto Co.	2,558	195,099

Total Chemicals		357,926

Commercial Services & Supplies 1.20%
The Brink’s Co.	3,000	71,610
Republic Services, Inc.	4,450	88,555

Total Commercial Services & Supplies		160,165

Communications Equipment 4.81%
Cisco Systems, Inc.(a)	26,201	381,749
Harris Corp.	1,100	41,008
Nokia OYJ—ADR	4,050	37,908
QUALCOMM, Inc.	5,331	178,215

Total Communications Equipment		638,880

Computers & Peripherals 8.68%
Apple, Inc.(a)	4,352	388,677
EMC Corp.(a)	7,685	80,693
Hewlett-Packard Co.	6,014	174,586
International Business Machines Corp.	4,920	452,788
QLogic Corp.(a)	6,150	56,703

Total Computers & Peripherals		1,153,447

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP GROWTH FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Construction & Engineering 1.65%
Fluor Corp.	4,150	$137,987
Jacobs Engineering Group, Inc.(a)	2,400	80,976

Total Construction & Engineering		218,963

Containers & Packaging 0.93%
Pactiv Corp.(a)	4,000	63,320
Sealed Air Corp.	5,350	59,706

Total Containers & Packaging		123,026

Diversified Consumer Services 1.11%
H&R Block, Inc.	7,700	147,070

Electrical Equipment 1.64%
Emerson Electric Co.	5,850	156,487
Woodward Governor Co.	3,600	61,992

Total Electrical Equipment		218,479

Electronic Equipment, Instruments & Components 0.67%
Dolby Laboratories, Inc.(a)	3,200	89,760

Energy Equipment & Services 1.79%
ENSCO International, Inc.	3,100	76,198
Noble Corp.	4,250	104,508
Patterson-UTI Energy, Inc.	6,650	57,123

Total Energy Equipment & Services		237,829

Food & Staples Retailing 4.18%
Costco Wholesale Corp.	2,850	120,669
Wal-Mart Stores, Inc.	8,834	434,986

Total Food & Staples Retailing		555,655

Food Products 0.63%
Bunge Ltd.	1,800	84,384

Health Care Equipment & Supplies 2.87%
Becton, Dickinson & Co.	1,550	95,929
Kinetic Concepts, Inc.(a)	2,100	45,738
Medtronic, Inc.	5,250	155,348
Zimmer Holdings, Inc.(a)	2,400	84,048

Total Health Care Equipment & Supplies		381,063

Health Care Providers & Services 2.02%
Aetna, Inc.	2,800	66,836
AmerisourceBergen Corp.	2,050	65,108
CIGNA Corp.	3,950	62,252
Humana, Inc.(a)	3,150	74,560

Total Health Care Providers & Services		268,756

Hotels, Restaurants & Leisure 2.81%
McDonald’s Corp.	6,300	329,175
Panera Bread Co.(a)	1,000	44,040

Total Hotels, Restaurants & Leisure		373,215

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP GROWTH FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Household Products 1.58%
Kimberly-Clark Corp.	1,900	$89,509
Procter & Gamble Co.	2,493	120,088

Total Household Products		209,597

Industrial Conglomerates 0.82%
3M Co.	2,400	109,104

Insurance 0.84%
Aflac, Inc.	6,700	112,292

Internet & Catalog Retail 0.61%
Priceline.com, Inc.(a)	950	80,617

Internet Software & Services 3.75%
Akamai Technologies, Inc.(a)	4,384	79,307
Google, Inc.(a)	853	288,305
Sohu.com, Inc.(a)	2,650	130,910

Total Internet Software & Services		498,522

IT Services 2.02%
Accenture Ltd.	7,600	221,844
Mastercard, Inc.	300	47,409

Total IT Services		269,253

Leisure Equipment & Products 0.64%
Hasbro, Inc.	3,700	84,693

Machinery 2.03%
Danaher Corp.	1,200	60,912
Harsco Corp.	2,750	56,815
Parker Hannifin Corp.	2,700	90,099
Toro Co.	2,850	62,329

Total Machinery		270,155

Marine 0.46%
Kirby Corp.(a)	2,800	61,712

Media 0.52%
The Walt Disney Co.	4,100	68,757

Metals & Mining 0.66%
Nucor Corp.	2,600	87,490

Multiline Retail 1.84%
Dollar Tree, Inc.(a)	2,250	87,345
Family Dollar Stores, Inc.	5,750	157,780

Total Multiline Retail		245,125

Multi-Utilities 1.32%
Public Service Enterprise Group, Inc.	1,700	46,393
Sempra Energy	3,100	128,867

Total Multi-Utilities		175,260

Office Electronics 0.38%
Zebra Technologies Corp.(a)	2,850	50,075

Oil, Gas & Consumable Fuels 6.93%
Apache Corp.	777	45,913
Cimarex Energy Co.	4,150	81,547

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP GROWTH FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
ConocoPhillips	2,950	$110,182
Exxon Mobil Corp.	5,311	360,617
Marathon Oil Corp.	1,550	36,069
Occidental Petroleum Corp.	3,900	202,293
Valero Energy Corp.	4,350	84,303

Total Oil, Gas & Consumable Fuels		920,924

Personal Products 0.36%
Herbalife Ltd.	3,500	47,740

Pharmaceuticals 6.22%
Abbott Laboratories	3,892	184,247
Endo Pharmaceuticals Holdings, Inc.(a)	5,050	95,849
Forest Laboratories, Inc.(a)	4,250	91,120
Johnson & Johnson	5,551	277,550
Merck & Co., Inc.	4,750	114,950
Warner Chilcott Limited(a)	5,850	63,473

Total Pharmaceuticals		827,189

Professional Services 1.02%
Watson Wyatt Worldwide, Inc.	2,750	135,053

Road & Rail 1.18%
CSX Corp.	3,100	76,508
Union Pacific Corp.	2,128	79,843

Total Road & Rail		156,351

Semiconductors & Semiconductor Equipment 3.74%
Applied Materials, Inc.	10,050	92,561
Intel Corp.	3,903	49,724
Linear Technology Corp.	4,550	99,190
National Semiconductor Corp.	6,500	70,850
Texas Instruments, Inc.	12,900	185,115

Total Semiconductors & Semiconductor Equipment		497,440

Software 6.14%
Adobe Systems, Inc.(a)	5,025	83,918
Microsoft Corp.	29,536	477,006
Oracle Corp.(a)	16,450	255,633

Total Software		816,557

Specialty Retail 0.35%
The Gap Inc.	4,300	46,397

Textiles, Apparel & Luxury Goods 1.60%
Coach, Inc.(a)	6,500	90,870
Nike, Inc.	2,950	122,513

Total Textiles, Apparel & Luxury Goods		213,383

Tobacco 2.47%
Altria Group, Inc.	8,850	136,644
Philip Morris International, Inc.	5,728	191,716

Total Tobacco		328,360

Total Common Stocks (Cost $17,763,134)		13,039,233

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP GROWTH FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Real Estate Investment Trusts 0.28%
ProLogis	6,450	$37,346

Total Real Estate Investment Trusts (Cost $64,639)		37,346

Total Investments 98.36% (Cost $17,827,773)		13,076,579

Other Assets in Excess of Liabilities 1.64%		218,088

Total Net Assets 100.00%		$13,294,667

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP VALUE FUND	Schedule of Investments

February 28, 2009 (Unaudited)

	Shares	Value
Common Stocks 96.16%
Aerospace & Defense 4.03%
General Dynamics Corp.	1,900	$83,258
Goodrich Corp.	2,555	84,673
Northrop Grumman Corp.	5,992	223,861
Raytheon Co.	900	35,973
United Technologies Corp.	1,185	48,383

Total Aerospace & Defense		476,148

Air Freight & Logistics 0.33%
FedEx Corp.	900	38,889

Auto Components 0.09%
Autoliv, Inc.	700	10,416

Beverages 2.49%
Coca-Cola Enterprises, Inc.	1,500	17,220
Dr. Pepper Snapple Group, Inc.(a)	6,085	85,494
Molson Coors Brewing Co.	2,834	99,842
Pepsi Bottling Group, Inc.	4,972	91,982

Total Beverages		294,538

Biotechnology 0.50%
Amgen, Inc.(a)	1,200	58,716

Capital Markets 2.74%
Ameriprise Financial Inc.	4,130	65,832
Bank of New York Mellon Corp.	5,852	129,739
The Goldman Sachs Group, Inc.	200	18,216
State Street Corp.	4,348	109,874

Total Capital Markets		323,661

Chemicals 2.04%
Ashland, Inc.	2,700	15,957
Cytec Industries, Inc.	400	6,160
The Dow Chemical Co.	2,700	19,332
E.I. du Pont de Nemours & Co.	4,316	80,968
Eastman Chemical Co.	600	12,324
Praxair, Inc.	1,878	106,577

Total Chemicals		241,318

Commercial Banks 2.96%
Marshall & Ilsley Corp.	8,200	37,556
PNC Financial Services Group	2,413	65,971
SunTrust Banks, Inc.	9,500	114,285
US Bancorp	5,229	74,827
Wells Fargo & Co.	1,800	21,780
Zions Bancorporation	3,800	35,606

Total Commercial Banks		350,025

Commercial Services & Supplies 0.20%
RR Donnelley & Sons Co.	3,000	23,370

Communications Equipment 0.56%
Nokia OYJ—ADR	7,022	65,726

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP VALUE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Computers & Peripherals 2.23%
Hewlett-Packard Co.	4,754	$138,009
International Business Machines Corp.	1,066	98,104
Seagate Technology	6,300	27,090

Total Computers & Peripherals		263,203

Consumer Finance 0.38%
Capital One Financial Corp.	1,100	13,255
Discover Financial Services	5,469	31,337

Total Consumer Finance		44,592

Containers & Packaging 0.99%
Owens-Illinois, Inc.(a)	5,148	79,382
Pactiv Corp.(a)	1,822	28,842
Sealed Air Corp.	800	8,928

Total Containers & Packaging		117,152

Diversified Financial Services 3.88%
Bank of America Corp.	22,100	87,295
Citigroup, Inc.	9,100	13,650
CME Group, Inc.	200	36,480
J.P. Morgan Chase & Co.	14,043	320,883

Total Diversified Financial Services		458,308

Diversified Telecommunication Services 6.47%
AT&T, Inc.	20,729	492,729
CenturyTel, Inc.	3,801	100,080
Verizon Communications, Inc.	6,000	171,180

Total Diversified Telecommunication Services		763,989

Electric Utilities 3.31%
American Electric Power Co, Inc.	6,205	174,050
Edison International	3,200	87,104
Exelon Corp.	1,700	80,274
FirstEnergy Corp.	300	12,768
Pepco Holdings, Inc.	1,300	19,500
Progress Energy, Inc.	500	17,710

Total Electric Utilities		391,406

Electrical Equipment 0.57%
ABB Ltd.—ADR	5,584	67,287

Electronic Equipment, Instruments & Components 0.72%
Arrow Electronics, Inc.(a)	700	11,641
Avnet, Inc.(a)	1,800	31,086
Jabil Circuit, Inc.	9,000	37,260
Tech Data Corp.(a)	300	5,187

Total Electronic Equipment, Instruments & Components		85,174

Energy Equipment & Services 1.40%
Smith International, Inc.	4,246	91,204
Tidewater, Inc.	2,086	73,678

Total Energy Equipment & Services		164,882

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP VALUE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Food & Staples Retailing 1.84%
CVS Caremark Corp.	3,741	$96,293
Safeway, Inc.	1,000	18,500
Wal-Mart Stores, Inc.	2,082	102,518

Total Food & Staples Retailing		217,311

Food Products 3.35%
Archer-Daniels-Midland Co.	3,700	98,642
Bunge Ltd.	1,800	84,384
ConAgra Foods, Inc.	7,521	113,417
Kraft Foods, Inc.—Class A	4,375	99,662

Total Food Products		396,105

Gas Utilities 1.08%
EQT Corp.	3,408	104,796
Oneok, Inc.	1,000	22,340

Total Gas Utilities		127,136

Health Care Equipment & Supplies 0.93%
Covidien Ltd.	3,460	109,578

Health Care Providers & Services 2.64%
Aetna, Inc.	1,300	31,031
AmerisourceBergen Corp.	300	9,528
Coventry Health Care, Inc.(a)	500	5,760
Humana, Inc.(a)	800	18,936
LifePoint Hospitals, Inc.(a)	900	18,918
McKesson Corp.	500	20,510
UnitedHealth Group, Inc.	7,306	143,563
Universal Health Services, Inc.	800	29,464
Wellpoint, Inc.(a)	1,000	33,920

Total Health Care Providers & Services		311,630

Hotels, Restaurants & Leisure 1.05%
Carnival Corp.	900	17,604
McDonald’s Corp.	2,046	106,904

Total Hotels, Restaurants & Leisure		124,508

Household Durables 0.56%
Fortune Brands, Inc.	900	21,375
Pulte Homes, Inc.	4,812	44,174

Total Household Durables		65,549

Household Products 0.90%
Procter & Gamble Co.	2,200	105,974

Independent Power Producers & Energy Traders 0.28%
Mirant Corp.(a)	2,700	33,021

Industrial Conglomerates 1.74%
General Electric Co.	14,352	122,136
Siemens AG—ADR	1,647	83,371

Total Industrial Conglomerates		205,507

Insurance 4.79%
Allied World Assurance Co. Holdings Ltd.	400	15,364
The Allstate Corp.	6,082	102,360
Berkshire Hathaway, Inc.(a)	53	135,892

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP VALUE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Everest Re Group Ltd.	100	$6,513
First American Corp.	900	20,853
Hartford Financial Services Group, Inc.	3,000	18,300
Lincoln National Corp.	1,400	12,026
Loews Corp.	1,200	23,820
MetLife, Inc.	4,443	82,018
The Progressive Corp.(a)	1,400	16,198
Reinsurance Group of America, Inc.(a)	400	10,880
Travelers Companies, Inc.	2,994	108,233
Unum Group	1,300	13,234

Total Insurance		565,691

IT Services 0.35%
Computer Sciences Corp.(a)	700	24,318
SAIC, Inc.(a)	900	17,019

Total IT Services		41,337

Machinery 0.59%
Flowserve Corp.	600	30,282
Gardner Denver, Inc.(a)	1,600	30,272
Timken Co.	700	8,526

Total Machinery		69,080

Media 4.63%
CBS Corp.	4,100	17,507
Comcast Corp.	10,575	138,109
The DIRECTV Group Inc.(a)	6,838	136,350
Gannett Co, Inc.	3,500	11,340
The McGraw-Hill Companies, Inc.	900	17,757
News Corp.	6,277	34,900
Time Warner, Inc.	25,016	190,872

Total Media		546,835

Metals & Mining 0.15%
Freeport-McMoRan Copper & Gold, Inc.	600	18,252

Multiline Retail 0.21%
Macy’s, Inc.	3,200	25,184

Multi-Utilities 2.93%
Dominion Resources Inc.	800	24,144
NiSource, Inc.	3,000	26,250
PG&E Corp.	3,899	149,020
Public Service Enterprise Group, Inc.	3,822	104,302
Sempra Energy	700	29,099
TECO Energy, Inc.	1,400	13,426

Total Multi-Utilities		346,241

Oil, Gas & Consumable Fuels 15.06%
Apache Corp.	400	23,636
Chevron Corp.	4,100	248,911
Cimarex Energy Co.	2,000	39,300
ConocoPhillips	4,200	156,870
Devon Energy Corp.	200	8,734
El Paso Corp.	2,500	16,875
Encore Acquisition Co.(a)	1,400	28,112
Exxon Mobil Corp.	10,293	698,895

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP VALUE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Marathon Oil Corp.	4,053	$94,313
Royal Dutch Shell Plc—ADR	3,168	139,297
Total SA—ADR	4,061	191,679
XTO Energy, Inc.	4,186	132,529

Total Oil, Gas & Consumable Fuels		1,779,151

Paper & Forest Products 0.82%
International Paper Co.	5,200	29,588
Weyerhaeuser Co.	2,787	67,334

Total Paper & Forest Products		96,922

Personal Products 0.60%
The Estee Lauder Cos., Inc.	3,121	70,691

Pharmaceuticals 11.16%
Bristol-Myers Squibb Co.	6,718	123,678
Eli Lilly & Co.	3,600	105,768
Johnson & Johnson	5,239	261,950
Merck & Co., Inc.	2,400	58,080
Novartis AG—ADR	2,572	93,235
Pfizer, Inc.	22,068	271,657
Schering-Plough Corporation	10,965	190,681
Wyeth	5,220	213,081

Total Pharmaceuticals		1,318,130

Professional Services 0.40%
Manpower, Inc.	1,700	47,396

Real Estate Investment Trusts 0.09%
Public Storage, Inc.	200	11,096

Road & Rail 0.70%
Norfolk Southern Corp.	1,600	50,752
Ryder System, Inc.	1,400	32,004

Total Road & Rail		82,756

Semiconductors & Semiconductor Equipment 0.76%
Applied Materials, Inc.	9,784	90,111

Software 0.82%
Microsoft Corp.	6,027	97,336

Specialty Retail 1.10%
Foot Locker, Inc.	2,400	19,944
The Gap Inc.	9,296	100,304
RadioShack Corp.	1,300	9,529

Total Specialty Retail		129,777

Thrifts & Mortgage Finance 0.10%
Astoria Financial Corp.	1,600	11,440

Tobacco 0.64%
Altria Group, Inc.	1,500	23,160
Lorillard, Inc.	600	35,064
Reynolds American, Inc.	500	16,790

Total Tobacco		75,014

Total Common Stocks (Cost $16,598,048)		11,357,559

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP VALUE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Real Estate Investment Trusts 0.77%
AMB Property Corp.	300	$3,573
Annaly Mortgage Management, Inc.	700	9,730
Apartment Investment & Management Co.	390	2,036
Avalonbay Communities, Inc.	206	8,738
Boston Properties, Inc.	400	14,836
Equity Residential	600	10,560
HCP, Inc.	300	5,481
Hospitality Properties Trust	700	7,980
Host Hotels & Resorts, Inc.	1,100	4,070
Kimco Realty Corp.	800	7,080
ProLogis	600	3,474
Vornado Realty Trust	400	13,092

Total Real Estate Investment Trusts		90,650

Total Real Estate Investment Trusts (Cost $237,566)		90,650

	Principal Amount
Short Term Investments 1.09%
Money Market Funds 0.85%
Fidelity Institutional Money Government Portfolio 0.601%(b)	$101,185	101,185

U.S. Treasury Obligations 0.24%
U.S. Treasury Bill
0.078%, 05/21/2009	1,000	1,000
0.184%, 06/11/2009	12,000	11,991
0.182%, 06/18/2009	11,000	10,990
0.242%, 07/09/2009	4,000	3,995

		27,976

Total Short Term Investments (Cost $129,170)		129,161

Total Investments 98.02% (Cost $16,964,784)		11,577,370

Other Assets in Excess of Liabilities 1.98%		233,918

Total Net Assets 100.00%		$11,811,288

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at February 28, 2009.

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP VALUE FUND	Schedule of Open Futures Contracts

February 28, 2009 (Unaudited)

Description	Number of Contracts Purchased	Contract Value	Settlement Month	Unrealized Appreciation Depreciation
S&P 500 E-Mini	3	$115,395	March 2009	$(5,265)

Total Futures Contracts Purchased		$115,395		$(5,265)

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited)

	Shares	Value
Common Stocks 93.41%
Aerospace & Defense 2.06%
American Science & Engineering, Inc.	400	$24,276
Argon ST, Inc.(a)	1,000	17,010
Ceradyne, Inc.(a)	600	10,296
Curtiss-Wright Corp.	600	15,954
Dyncorp International, Inc.(a)	2,550	31,084
Esterline Technologies Corp.(a)	400	10,136
HEICO Corp.	200	4,876
Hexcel Corp.(a)	3,965	24,623
Ladish, Inc.(a)	1,400	9,590
Orbital Sciences Corp.(a)	100	1,415
Teledyne Technologies, Inc.(a)	100	2,291
Triumph Group, Inc.	1,080	39,010

Total Aerospace & Defense		190,561

Air Freight & Logistics 0.66%
Dynamex, Inc.(a)	1,600	18,432
HUB Group, Inc.(a)	2,140	38,434
Pacer International, Inc.	1,500	4,395

Total Air Freight & Logistics		61,261

Airlines 0.62%
Airtran Holdings, Inc.(a)	1,000	2,990
Allegiant Travel Co.(a)	700	24,024
JetBlue Airways Corp.(a)	2,400	9,144
Skywest, Inc.	1,200	12,288
U S Airways Group, Inc.(a)	400	1,140
UAL Corp.(a)	1,600	7,856

Total Airlines		57,442

Auto Components 0.20%
ArvinMeritor, Inc.	600	378
Exide Technologies(a)	700	2,282
Fuel Systems Solutions, Inc.(a)	800	15,848

Total Auto Components		18,508

Beverages 0.09%
PepsiAmericas, Inc.	500	8,305

Biotechnology 5.18%
Alkermes, Inc.(a)	4,215	42,487
Alnylam Pharmaceuticals, Inc.(a)	600	11,064
Celera Corp.(a)	5,475	35,204
Cephalon, Inc.(a)	100	6,559
Cubist Pharmaceuticals, Inc.(a)	1,300	18,473
Emergent Biosolutions, Inc.(a)	1,300	25,103
Enzon Pharmaceuticals, Inc.(a)	4,600	24,334
Idera Pharmaceuticals, Inc.(a)	100	558
Immunogen, Inc.(a)	400	1,624
Immunomedics, Inc.(a)	600	594
InterMune, Inc.(a)	1,600	24,080
Isis Pharmaceuticals, Inc.(a)	900	11,574
Martek Biosciences Corp.	1,500	28,095
Maxygen, Inc.(a)	400	2,780
Medarex, Inc.(a)	5,955	23,284

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Myriad Genetics, Inc.(a)	600	$47,310
Onyx Pharmaceuticals, Inc.(a)	1,480	44,385
OSI Pharmaceuticals, Inc.(a)	1,340	45,694
PDL BioPharma, Inc.	1,700	9,979
Regeneron Pharmaceuticals, Inc.(a)	2,245	31,992
United Therapeutics Corp.(a)	660	44,293

Total Biotechnology		479,466

Building Products 0.61%
AAON, Inc.	2,690	41,749
Gibraltar Industries, Inc.	1,000	6,560
NCI Building Systems, Inc.(a)	1,600	8,096

Total Building Products		56,405

Capital Markets 1.94%
Ameriprise Financial Inc.	800	12,752
Apollo Investment Corp.	2,200	9,086
BGC Partners, Inc.	300	513
Gladstone Investment Corp.	200	808
Greenhill & Co, Inc.	455	29,393
Hercules Technology Growth Capital, Inc.	600	2,598
Knight Capital Group, Inc.(a)	100	1,759
LaBranche & Co, Inc.(a)	1,400	8,092
NGP Capital Resources Co.	1,400	8,484
OptionsXpress Holdings, Inc.	3,645	35,976
Patriot Capital Funding, Inc.	200	360
PennantPark Investment Corp.	200	600
Penson Worldwide, Inc.(a)	900	4,320
Riskmetrics Group, Inc.(a)	2,410	26,486
SWS Group, Inc.	300	4,071
Virtus Investment Partners Inc.(a)	50	250
Waddell & Reed Financial, Inc.	2,455	34,665

Total Capital Markets		180,213

Chemicals 1.04%
Ashland, Inc.	3,460	20,449
HB Fuller Co.	200	2,280
Koppers Holdings, Inc.	600	8,016
Nalco Holding Company	1,000	11,370
Olin Corp.	1,400	14,616
Rockwood Holdings, Inc.(a)	6,205	36,547
Solutia, Inc.(a)	800	3,000

Total Chemicals		96,278

Commercial Banks 5.16%
Amcore Financial, Inc.	205	226
Ameris Bancorp	400	1,988
Bank of Hawaii Corp.	200	6,408
Central Pacific Financial Corp.	1,000	3,970
Citizens Republic Bankcorp, Inc.(a)	300	225
City Holding Co.	1,685	44,181
Columbia Banking System, Inc.	1,700	13,277
Community Bank System, Inc.	400	6,844
CVB Financial Corp.	1,200	8,424
East West Bancorp, Inc.	3,305	23,499

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
First Bancorp/Troy NC	100	$1,032
First Commonwealth Financial Corp.	4,015	32,843
First Merchants Corp.	1,200	12,060
First Midwest Bancorp Inc./IL	2,200	16,544
FirstMerit Corp.	200	2,942
FNB Corp./Hermitage PA	2,900	18,212
Glacier Bancorp, Inc.	100	1,539
Green Bankshares, Inc.	400	2,860
Independent Bank Corp./Rockland MA	1,640	24,042
Integra Bank Corp.	200	200
Lakeland Bancorp, Inc.	2,000	13,240
MainSource Financial Group, Inc.	1,400	7,826
National Penn Bancshares, Inc.	2,000	14,820
Oriental Financial Group	400	700
Pacific Capital Bancorp	2,200	15,928
Prosperity Bancshares, Inc.	400	10,208
Republic Bancorp Inc./KY	300	5,619
Signature Bank(a)	800	20,008
Smithtown Bancorp, Inc.	880	9,838
The South Financial Group, Inc.	600	756
State Bancorp Inc.	600	3,000
Sterling Financial Corp./WA	400	548
Sun Bancorp Inc.(a)	1,670	7,331
Susquehanna Bancshares, Inc.	2,200	19,294
SVB Financial Group(a)	200	3,270
TCF Financial Corp.	1,995	24,459
Texas Capital Bancshares, Inc.(a)	2,600	25,324
Trustmark Corp.	2,360	41,984
United Bankshares, Inc.	400	6,160
Valley National Bancorp	1,575	18,002
Wilshire Bancorp, Inc.	1,700	8,092

Total Commercial Banks		477,723

Commercial Services & Supplies 2.74%
ACCO Brands Corp.(a)	500	475
American Ecology Corp.	1,860	29,202
American Reprographics Co.(a)	2,200	8,580
Bowne & Co, Inc.	202	319
Cenveo, Inc.(a)	400	1,140
Corinthian Colleges, Inc.(a)	300	5,910
Deluxe Corp.	3,300	25,476
Ennis, Inc.	200	1,636
FTI Consulting, Inc.(a)	545	19,914
The Geo Group Inc.(a)	100	1,182
GeoEye, Inc.(a)	200	4,520
Healthcare Services Group	2,615	40,193
Herman Miller, Inc.	1,200	12,096
Knoll, Inc.	800	5,280
M&F Worldwide Corp.(a)	1,200	12,636
McGrath Rentcorp.	2,010	31,396
Pico Holdings, Inc.(a)	400	8,736
SYKES Enterprises, Inc.(a)	700	11,172
United Stationers, Inc.(a)	1,090	23,686
Waste Services Inc.(a)	2,400	10,440

Total Commercial Services & Supplies		253,989

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Communications Equipment 3.02%
3Com Corp.(a)	3,400	$7,514
Adtran, Inc.	1,700	24,548
Arris Group, Inc.(a)	1,900	11,628
Avocent Corp.(a)	2,500	29,950
Bigband Networks, Inc.(a)	2,100	11,424
Comtech Telecommunications Corp.(a)	400	15,116
DG Fastchannel, Inc.(a)	100	1,553
EMS Technologies, Inc.(a)	300	6,024
F5 Networks, Inc.(a)	400	8,000
Harmonic, Inc.(a)	900	4,896
Harris Stratex Networks Inc.(a)	200	786
InterDigital, Inc.(a)	1,200	35,256
Netgear, Inc.(a)	2,275	25,139
PC-Tel, Inc.	2,700	13,689
Tekelec(a)	3,775	46,281
Viasat, Inc.(a)	2,100	38,430

Total Communications Equipment		280,234

Computers & Peripherals 0.73%
Compellent Technologies, Inc.(a)	500	6,500
Emulex Corp.(a)	200	1,052
Synaptics, Inc.(a)	2,890	59,968

Total Computers & Peripherals		67,520

Construction & Engineering 1.65%
Dycom Industries, Inc.(a)	600	2,772
EMCOR Group, Inc.(a)	1,500	23,115
Granite Construction, Inc.	1,210	43,052
MasTec, Inc.(a)	1,200	11,352
Michael Baker Corp.(a)	500	16,005
Perini Corp.(a)	1,190	18,231
URS Corp.(a)	1,235	38,186

Total Construction & Engineering		152,713

Construction Materials 0.05%
Eagle Materials, Inc.	200	3,814
Headwaters, Inc.(a)	400	792

Total Construction Materials		4,606

Consumer Finance 0.19%
Cash America International, Inc.	300	4,320
World Acceptance Corp.(a)	900	13,194

Total Consumer Finance		17,514

Containers & Packaging 1.39%
AEP Industries, Inc.(a)	1,300	16,965
Rock-Tenn Co.	2,440	67,368
Silgan Holdings, Inc.	900	44,154

Total Containers & Packaging		128,487

Distributors 0.07%
Core-Mark Holding Co, Inc.(a)	400	6,844

Diversified Consumer Services 1.07%
Capella Education Company(a)	100	5,546

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Grand Canyon Education, Inc.(a)	1,300	$22,126
Lincoln Educational Services Corp.(a)	2,285	32,767
Pre-Paid Legal Services, Inc.(a)	300	9,573
Regis Corp.	800	10,080
Steiner Leisure Ltd.(a)	700	17,647
Universal Technical Institute, Inc.(a)	100	1,103

Total Diversified Consumer Services		98,842

Diversified Financial Services 0.60%
Fifth Street Finance Corp.	800	5,424
Interactive Brokers Group, Inc.(a)	900	12,645
Jackson Hewitt Tax Service, Inc.	2,655	19,859
PHH Corp.(a)	1,800	17,316

Total Diversified Financial Services		55,244

Diversified Telecommunication Services 1.12%
Alaska Communications Systems Group, Inc.	4,725	29,720
Atlantic Tele-Network, Inc.	400	8,340
Cogent Comm Group, Inc.(a)	300	1,986
NTELOS Holdings Corp.	3,195	61,248
Windstream Corp.	300	2,238

Total Diversified Telecommunication Services		103,532

Electrical Equipment 0.39%
Brady Corp.	200	3,426
GrafTech International Ltd.(a)	5,765	32,572

Total Electrical Equipment		35,998

Electric Utilities 1.83%
Cleco Corp.	3,230	66,280
El Paso Electric Co.(a)	1,000	14,130
ITC Holdings Corp.	700	25,851
Pepco Holdings, Inc.	500	7,500
Portland General Electric Co.	1,500	24,630
Unisource Energy Corp.	300	7,542
Westar Energy, Inc.	1,400	23,660

Total Electric Utilities		169,593

Electrical Equipment 1.22%
Acuity Brands, Inc.	2,415	55,352
Baldor Electric Co.	800	9,768
Belden, Inc.	500	5,335
EnerSys(a)	100	1,072
Polypore International, Inc.(a)	1,400	6,790
Regal-Beloit Corp.	300	8,604
Thomas & Betts Corp.(a)	700	16,037
Ultralife Corp.(a)	200	1,474
Woodward Governor Co.	500	8,610

Total Electrical Equipment		113,042

Electronic Equipment, Instruments & Components 1.97%
Agilysys, Inc.	200	718
Anixter International, Inc.(a)	1,370	40,291
Brightpoint, Inc.(a)	2,900	11,368
Cognex Corp.	1,100	12,100
CTS Corp.	700	2,205

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Daktronics, Inc.	3,100	$21,266
FARO Technologies, Inc.(a)	1,855	22,056
Insight Enterprises, Inc.(a)	400	1,052
IPG Photonics Corp.(a)	2,175	18,357
Methode Electronics, Inc.	600	2,130
Multi-Fineline Electronix, Inc.(a)	200	2,854
PC Connection, Inc.(a)	200	726
Rofin-Sinar Technologies, Inc.(a)	1,409	20,642
SYNNEX Corp.(a)	1,800	26,676

Total Electronic Equipment, Instruments & Components		182,441

Energy Equipment & Services 1.24%
Bristow Group, Inc.(a)	980	19,845
Complete Production Services, Inc.(a)	4,630	14,122
Gulf Island Fabrication, Inc.	500	4,430
Lufkin Industries, Inc.	770	25,294
Matrix Service Co.(a)	2,200	15,312
Newpark Resources(a)	800	2,376
PHI, Inc.(a)	200	1,744
Pioneer Drilling Co.(a)	300	1,152
Willbros Group, Inc.(a)	4,325	31,054

Total Energy Equipment & Services		115,329

Food & Staples Retailing 0.96%
The Andersons, Inc.	300	3,708
Casey’s General Stores, Inc.	1,770	35,241
Nash Finch Co.	400	13,936
The Pantry Inc.(a)	900	13,914
Spartan Stores, Inc.	1,300	19,890
Susser Holdings Corp.(a)	200	2,006

Total Food & Staples Retailing		88,695

Food Products 1.68%
B & G Foods Inc.	200	760
Chiquita Brands International, Inc.(a)	4,000	19,680
Darling International, Inc.(a)	700	3,031
Del Monte Foods Co.	500	3,575
Flowers Foods, Inc.	700	15,617
Fresh Del Monte Produce, Inc.(a)	1,200	22,536
Ralcorp Holdings, Inc.(a)	1,360	82,416
Smart Balance, Inc.(a)	1,300	7,618

Total Food Products		155,233

Gas Utilities 0.92%
Atmos Energy Corp.	700	15,281
Energen Corp.	200	5,360
Nicor, Inc.	100	3,138
Oneok, Inc.	300	6,702
Piedmont Natural Gas Co.	1,140	27,520
South Jersey Industries, Inc.	200	7,212
Southwest Gas Corp.	700	13,643
WGL Holdings, Inc.	200	6,072

Total Gas Utilities		84,928

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Health Care Equipment & Supplies 3.97%
Align Technology, Inc.(a)	3,775	$25,859
American Medical Systems Holdings, Inc.(a)	2,900	30,015
Cardiac Science Corp.(a)	200	728
Conmed Corp.(a)	2,065	28,063
Cyberonics, Inc.(a)	600	8,070
Gen-Probe, Inc.(a)	640	25,965
Haemonetics Corp/Mass(a)	200	10,676
Immucor, Inc.(a)	1,600	35,904
Invacare Corp.	1,200	19,248
Masimo Corp.(a)	300	7,497
Merit Medical Systems, Inc.(a)	500	5,570
Quidel Corp.(a)	2,550	28,152
Somanetics Corp.(a)	300	3,657
STERIS Corp.	500	11,530
Synovis Life Technologies, Inc.(a)	1,800	22,464
Thoratec Corp.(a)	1,200	27,408
Varian, Inc.(a)	100	2,263
Vnus Medical Technologies, Inc.(a)	1,015	19,376
West Pharmaceutical Services, Inc.	1,805	55,414

Total Health Care Equipment & Supplies		367,859

Health Care Providers & Services 4.48%
AMERIGROUP Corp.(a)	400	9,912
AMN Healthcare Services, Inc.(a)	6,530	42,510
Catalyst Health Solutions, Inc.(a)	1,590	33,517
Centene Corp.(a)	200	3,396
Chemed Corp.	700	27,867
Computer Programs & Systems, Inc.	800	21,400
Corvel Corp.(a)	200	3,772
Coventry Health Care, Inc.(a)	200	2,304
CryoLife, Inc.(a)	400	2,020
Emergency Medical Services Corp.(a)	100	3,062
Five Star Quality Care, Inc.(a)	200	306
Gentiva Health Services, Inc.(a)	1,200	20,796
Healthsouth Corp.(a)	2,600	20,410
Healthspring, Inc.(a)	1,100	8,910
Healthways, Inc.(a)	1,110	10,112
Kindred Healthcare, Inc.(a)	1,100	15,829
LHC Group, Inc.(a)	600	11,958
LifePoint Hospitals, Inc.(a)	400	8,408
National Healthcare Corp.	600	24,900
Owens & Minor, Inc.	100	3,371
PharMerica Corp.(a)	1,300	21,814
Psychiatric Solutions, Inc.(a)	1,810	30,662
Res-Care, Inc.(a)	2,770	33,877
Sun Healthcare Group, Inc.(a)	3,650	32,631
Universal Health Services, Inc.	580	21,361

Total Health Care Providers & Services		415,105

Hotels, Restaurants & Leisure 3.70%
Ameristar Casinos, Inc.	3,100	30,504
Bally Technologies, Inc.(a)	1,620	30,132
Bob Evans Farms, Inc.	600	11,082
Buffalo Wild Wings, Inc.(a)	755	23,307

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
California Pizza Kitchen, Inc.(a)	1,200	$12,480
CEC Entertainment, Inc.(a)	785	18,330
CKE Restaurants, Inc.	4,325	30,145
Cracker Barrel Old Country Store Inc.	200	4,476
Dominos Pizza, Inc.(a)	400	2,732
Jack in the Box, Inc.(a)	2,770	53,849
Panera Bread Co.(a)	300	13,212
Papa John’s International, Inc.(a)	1,100	24,365
Peet’s Coffee & Tea, Inc.(a)	200	4,310
Speedway Motorsports, Inc.	600	7,122
Texas Roadhouse, Inc.(a)	300	2,460
Wendys Arbys Group, Inc.	5,380	24,371
WMS Industries, Inc.(a)	2,770	50,220

Total Hotels, Restaurants & Leisure		343,097

Household Durables 0.53%
American Greetings Corp.	1,500	5,595
Blyth, Inc.	575	11,736
Furniture Brands International, Inc.	400	544
Jarden Corp.(a)	1,500	15,225
Leggett & Platt, Inc.	500	5,715
Tupperware Brands Corp.	700	9,926

Total Household Durables		48,741

Independent Power Producers & Energy Traders 0.01%
Reliant Energy, Inc.(a)	300	1,038

Industrial Conglomerates 0.69%
Otter Tail Corp.	1,750	30,468
Seaboard Corp.	32	28,160
Tredegar Corp.	300	5,010

Total Industrial Conglomerates		63,638

Insurance 4.96%
American Equity Investment Life Holding Co.	500	1,920
American Safety Insurance Holdings Ltd(a)	1,000	10,270
Argo Group International Holdings Ltd(a)	100	2,833
Aspen Insurance Holdings Ltd.	3,320	72,343
CNA Financial Corp.	500	3,980
Delphi Financial Group	1,500	16,260
Employers Holdings, Inc.	500	4,800
FBL Financial Group, Inc.	800	2,424
Flagstone Reinsurance Holdings Ltd.	1,200	8,940
Greenlight Capital Re Ltd(a)	900	13,032
Harleysville Group, Inc.	1,150	34,224
Hilltop Holdings, Inc.(a)	500	5,445
Horace Mann Educators Corp.	700	5,383
IPC Holdings Ltd	2,060	52,345
Maiden Holdings Ltd	500	2,230
Max Capital Group Ltd.	2,260	37,290
Meadowbrook Insurance Group, Inc.	500	2,880
Montpelier Re Holdings Ltd.	900	11,430
The Phoenix Cos Inc.	1,000	480
Platinum Underwriters Holdings Ltd	900	25,236
Presidential Life Corp.	300	1,980
ProAssurance Corp.(a)	945	45,161

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Protective Life Corp.	1,300	$4,914
RLI Corp.	580	28,408
Seabright Insurance Holdings, Inc.(a)	1,400	13,608
Stancorp Financial Group, Inc.	700	12,593
United American Indemnity Ltd.(a)	1,000	8,520
Unum Group	400	4,072
Validus Holdings Ltd.	1,100	26,334

Total Insurance		459,335

Internet & Catalog Retail 0.76%
Overstock.com, Inc.(a)	2,200	17,930
PetMed Express, Inc.(a)	1,300	17,914
VistaPrint Limited(a)	1,400	34,300

Total Internet & Catalog Retail		70,144

Internet Software & Services 3.04%
Digital River, Inc.(a)	1,550	37,076
Earthlink, Inc.(a)	4,600	28,980
j2 Global Communications, Inc.(a)	3,860	72,298
Keynote Systems, Inc.(a)	1,800	13,266
Moduslink Global Solutions, Inc.(a)	200	380
Move, Inc.(a)	900	1,458
NIC, Inc.	2,465	12,276
S1 Corp.(a)	3,700	21,090
SAVVIS, Inc.(a)	3,430	19,242
United Online, Inc.	5,080	23,673
Valueclick, Inc.(a)	4,425	27,745
Vocus, Inc.(a)	1,435	23,878

Total Internet Software & Services		281,362

IT Services 1.98%
Acxiom Corp.	2,200	18,216
CACI International, Inc.(a)	100	4,277
Ciber, Inc.(a)	500	1,295
Gartner, Inc.(a)	200	2,022
Global Cash Access Holdings, Inc.(a)	300	843
The Hackett Group, Inc.(a)	400	1,024
iGate Corp.(a)	5,080	15,240
InfoGROUP, Inc.	8,305	24,583
MAXIMUS, Inc.	600	22,110
Rightnow Technologies, Inc.(a)	3,300	26,235
Sapient Corp.(a)	4,725	18,096
Syntel, Inc.	1,400	28,476
TeleTech Holdings, Inc.(a)	2,465	21,347

Total IT Services		183,764

Leisure Equipment & Products 0.27%
Jakks Pacific, Inc.(a)	1,100	13,937
Polaris Industries, Inc.	600	11,046

Total Leisure Equipment & Products		24,983

Life Sciences Tools & Services 1.94%
Accelrys, Inc.(a)	300	1,065
Albany Molecular Research, Inc.(a)	2,300	19,941
Bio-Rad Laboratories, Inc.(a)	725	40,383

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Dionex Corp.(a)	1,020	$47,726
Kendle International, Inc.(a)	1,695	31,696
Life Sciences Research, Inc.(a)	1,600	8,112
Techne Corp.	630	30,775

Total Life Sciences Tools & Services		179,698

Machinery 2.65%
Actuant Corp.	1,400	14,406
AGCO Corp.(a)	400	6,856
Altra Holdings, Inc.(a)	3,300	17,754
Barnes Group, Inc.	1,565	14,586
Blount International, Inc.(a)	2,900	21,257
Briggs & Stratton Corp.	100	1,218
Bucyrus International, Inc.	200	2,484
Chart Industries, Inc.(a)	2,510	16,114
Colfax Corp.(a)	1,000	7,270
Columbus Mckinnon Corp.(a)	4,690	41,131
EnPro Industries, Inc.(a)	1,500	24,675
ESCO Technologies, Inc.(a)	440	14,304
Force Protection, Inc.(a)	700	3,612
Kadant, Inc.(a)	1,785	16,172
Mueller Industries, Inc.	700	12,649
Sun Hydraulics, Inc.	700	9,282
Titan International, Inc.	3,775	20,763
Wabash National Corp.	300	615

Total Machinery		245,148

Media 0.96%
Belo Corp.	800	640
Gannett Co, Inc.	300	972
LIN TV Corp.(a)	200	132
Marvel Entertainment, Inc.(a)	1,890	48,875
National Cinemedia, Inc.	3,225	35,475
Scholastic Corp.	200	2,202
Sinclair Broadcast Group, Inc.	400	448
Valassis Communications, Inc.(a)	400	540

Total Media		89,284

Metals & Mining 1.31%
AM Castle & Co.	1,500	10,935
Compass Minerals International, Inc.	1,595	83,291
Haynes International, Inc.(a)	200	2,700
Kaiser Aluminum Corp.	100	2,204
Olympic Steel, Inc.	600	7,428
RTI International Metals, Inc.(a)	1,400	15,176

Total Metals & Mining		121,734

Multiline Retail 0.11%
99 Cents Only Stores(a)	1,300	10,712

Multi-Utilities 0.47%
Avista Corp.	100	1,431
Black Hills Corp.	1,885	33,572
Northwestern Corp.	400	8,196

Total Multi-Utilities		43,199

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Oil, Gas & Consumable Fuels 2.45%
ATP Oil & Gas Corp.(a)	400	$1,396
Barrett Bill Corp.(a)	500	9,670
Berry Petroleum Co.	2,100	13,965
Carrizo Oil & Gas, Inc.(a)	2,345	24,951
Contango Oil & Gas Company(a)	500	18,210
Exco Resources, Inc.(a)	4,790	43,637
Gulfport Energy Corp.(a)	300	669
Mariner Energy, Inc.(a)	900	8,325
Massey Energy Co.	1,590	18,364
McMoRan Exploration Co.(a)	1,600	7,344
Newfield Exploration Co.(a)	200	3,866
Overseas Shipholding Group, Inc.	200	5,144
Penn Virginia Corp.	1,535	21,260
Petroquest Energy, Inc.(a)	3,015	9,769
Rosetta Resources, Inc.(a)	400	2,036
Swift Energy Co.(a)	1,300	9,347
USEC, Inc.(a)	800	4,024
Warren Resources, Inc.(a)	100	65
Western Refining, Inc.	1,200	13,620
World Fuel Services Corp.	400	11,604

Total Oil, Gas & Consumable Fuels		227,266

Paper & Forest Products 0.01%
Buckeye Technologies, Inc.(a)	300	678
Kapstone Paper & Packaging Corp.(a)	200	302

Total Paper & Forest Products		980

Personal Products 1.04%
Alberto Culver Co.	1,810	40,073
Chattem, Inc.(a)	785	49,793
Nu Skin Enterprises, Inc.	400	3,760
Prestige Brands Holdings, Inc(a)	500	2,735

Total Personal Products		96,361

Pharmaceuticals 1.57%
Eurand NV(a)	3,535	33,583
The Medicines Co.(a)	1,500	18,405
Medicis Pharmaceutical Corp.	1,100	12,408
Noven Pharmaceuticals, Inc.(a)	4,440	36,097
Questcor Pharmaceuticals Inc.(a)	200	972
Valeant Pharmaceuticals International(a)	1,000	17,400
Viropharma, Inc.(a)	3,000	12,450
Warner Chilcott Limited(a)	1,300	14,105

Total Pharmaceuticals		145,420

Professional Services 1.52%
Administaff, Inc.	1,610	31,331
CBIZ, Inc.(a)	400	2,744
CDI Corp.	1,400	10,626
CRA International Inc.(a)	1,580	34,523
Huron Consulting Group, Inc.(a)	580	23,936
Kforce, Inc.(a)	3,915	25,095
On Assignment, Inc.(a)	400	944
Resources Connection, Inc.(a)	100	1,375

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Watson Wyatt Worldwide, Inc.	200	$9,822

Total Professional Services		140,396

Road & Rail 0.05%
Dollar Thrifty Automotive Group, Inc.(a)	200	146
Ryder System, Inc.	200	4,572

Total Road & Rail		4,718

Semiconductors & Semiconductor Equipment 1.46%
Amkor Technology, Inc.(a)	900	1,539
Applied Micro Circuits Corp.(a)	600	2,166
Cirrus Logic, Inc.(a)	600	2,130
DSP Group, Inc.(a)	500	2,775
Hittite Microwave Corp.(a)	100	2,758
Integrated Device Technology, Inc.(a)	500	2,240
Micrel, Inc.	1,800	11,970
NVE Corp.(a)	800	21,680
ON Semiconductor Corp.(a)	5,625	20,587
PLX Technology, Inc.(a)	200	428
PMC—Sierra, Inc.(a)	1,500	7,665
Silicon Image, Inc.(a)	600	1,392
Silicon Laboratories, Inc.(a)	800	17,520
Skyworks Solutions, Inc.(a)	3,100	20,150
Tessera Technologies, Inc.(a)	1,900	20,520

Total Semiconductors & Semiconductor Equipment		135,520

Software 5.47%
Blackboard, Inc.(a)	1,345	36,907
Callidus Software, Inc.(a)	300	699
Commvault Systems, Inc.(a)	600	6,558
Epicor Software Corp.(a)	500	1,405
Fair Isaac Corp.	1,000	10,950
Informatica Corp.(a)	2,040	26,316
Interactive Intelligence, Inc.(a)	2,200	19,580
Jack Henry & Associates, Inc.	400	6,372
JDA Software Group, Inc.(a)	3,540	34,338
Lawson Software Inc.(a)	9,805	37,651
Manhattan Associates, Inc.(a)	1,600	23,696
MicroStrategy, Inc.(a)	400	14,612
Netscout Systems, Inc.(a)	200	2,642
Nuance Communications, Inc.(a)	1,765	15,638
Parametric Technology Corp.(a)	3,500	28,490
Pegasystems, Inc.	200	2,866
Progress Software Corp.(a)	2,430	38,734
Quality Systems, Inc.	1,050	40,645
Quest Software, Inc.(a)	1,200	13,560
Solera Holdings, Inc.(a)	300	6,237
SPSS, Inc.(a)	900	22,599
Sybase, Inc.(a)	800	21,744
Symyx Technologies(a)	500	1,860
TIBCO Software, Inc.(a)	1,800	8,694
Tyler Technologies, Inc.(a)	1,000	13,610
Ultimate Software Group, Inc.(a)	1,000	12,950
Wind River Systems, Inc.(a)	7,570	57,154

Total Software		506,507

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Specialty Retail 3.37%
Aeropostale, Inc.(a)	3,720	$86,267
The Buckle Inc.	950	22,543
The Childrens Place Retail Stores, Inc.(a)	800	14,624
Collective Brands, Inc.(a)	900	9,315
Genesco, Inc.(a)	100	1,430
Guess ?, Inc.	1,450	23,301
Gymboree Corp.(a)	980	25,206
Hhgregg, Inc.(a)	400	4,104
Hibbett Sports, Inc.(a)	1,130	15,843
Monro Muffler, Inc.	600	14,118
Rent-A-Center, Inc./TX(a)	1,900	33,288
Tractor Supply Co.(a)	1,100	34,364
Ulta Salon Cosmetics & Fragrance Inc.(a)	4,660	26,096
The Wet Seal Inc.(a)	800	2,000

Total Specialty Retail		312,499

Textiles, Apparel & Luxury Goods 0.63%
Carter’s, Inc.(a)	1,400	22,834
FGX International Holdings Ltd.(a)	500	4,240
Oxford Industries, Inc.	600	2,802
Perry Ellis International, Inc.(a)	500	2,370
Phillips-Van Heusen Corp.	1,460	24,192
Unifirst Corp.	100	2,396

Total Textiles, Apparel & Luxury Goods		58,834

Thrifts & Mortgage Finance 1.82%
Anchor Bancorp Wisconsin, Inc.	200	140
Astoria Financial Corp.	300	2,145
Berkshire Hills Bancorp, Inc.	300	6,318
Dime Community Bancshares	3,490	34,411
First Financial Holdings, Inc.	500	2,820
First Niagara Financial Group, Inc.	2,735	31,781
Flushing Financial Corp.	100	614
NewAlliance Bancshares, Inc.	600	6,852
OceanFirst Financial Corp.	1,300	12,324
Provident Financial Services, Inc.	3,695	34,511
Provident New York Bancorp	500	4,270
Trustco Bank Corp NY	1,300	7,865
Washington Federal, Inc.	2,130	24,261

Total Thrifts & Mortgage Finance		168,312

Tobacco 0.06%
Universal Corp.	200	5,748

Trading Companies & Distributors 0.76%
Applied Industrial Technologies, Inc.	1,740	28,049
Beacon Roofing Supply, Inc.(a)	2,100	23,037
H & E Equipment Services, Inc.(a)	1,700	8,738
Kaman Corp.	100	1,172
United Rentals, Inc.(a)	200	810
WESCO International, Inc.(a)	500	8,300

Total Trading Companies & Distributors		70,106

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Water Utilities 0.46%
American Water Works Co. Inc.	1,000	$18,550
Middlesex Water Co.	1,700	23,783

Total Water Utilities		42,333

Wireless Telecommunication Services 0.51%
iPCS, Inc.(a)	2,100	17,325
Syniverse Holdings, Inc.(a)	1,400	21,182
USA Mobility, Inc.	1,000	9,140

Total Wireless Telecommunication Services		47,647

Total Common Stocks (Cost $12,405,493)		8,652,434

Exchange Traded Fund 0.88%
iShares Russell 2000 Index Fund	2,100	82,089

Total Exchange Traded Funds (Cost $83,692)		82,089

Investment Companies 0.52%
Capital Markets 0.37%
Ares Capital Corp.	1,800	6,480
MVC Capital, Inc.	1,600	12,720
Prospect Capital Corporation	1,800	14,562

Total Capital Markets		33,762

Diversified Financial Services 0.15%
Compass Diversified Holdings	1,600	14,096

Total Investment Companies (Cost $63,993)		47,858

Reits 4.14%
Real Estate Investment Trusts 4.14%
Alexandria Real Estate Equities, Inc.	405	16,184
AMB Property Corp.	600	7,146
Anthracite Capital, Inc.	500	415
Anworth Mortgage Asset Corp.	1,000	6,030
Ashford Hospitality Trust, Inc.	700	700
BioMed Realty Trust, Inc.	1,200	10,236
CapLease, Inc.	400	796
Cedar Shopping Centers, Inc.	1,000	4,740
Colonial Properties Trust	3,500	13,335
DCT Industrial Trust, Inc.	1,200	3,504
DiamondRock Hospitality Co.	800	2,472
Digital Realty Trust, Inc.	1,310	39,156
Duke Realty Corp.	500	3,450
Education Realty Trust, Inc.	300	1,095
Entertainment Properties Trust	400	5,964
Extra Space Storage, Inc.	2,200	13,794
FelCor Lodging Trust, Inc.	500	405
First Industrial Realty Trust, Inc.	800	1,768
First Potomac Realty Trust	1,600	11,664
Franklin Street Properties Corp.	100	1,060
Getty Realty Corp.	700	11,648
Glimcher Realty Trust	300	417
Gramercy Capital Corp.	400	304
Hatteras Financial Corp.	400	9,540
Hersha Hospitality Trust	400	720
Home Properties, Inc.	1,365	36,227

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Hospitality Properties Trust	300	$3,420
Host Hotels & Resorts, Inc.	1,900	7,030
Inland Real Estate Corp.	700	5,460
Kite Realty Group Trust	200	688
LaSalle Hotel Properties	2,700	14,364
Lexington Realty Trust	700	2,254
Mack-Cali Realty Corp.	700	11,956
MFA Financial, Inc.	700	4,018
National Health Investors, Inc.	100	2,385
NorthStar Realty Finance Corp.	522	1,066
One Liberty Properties, Inc.	400	1,164
Parkway Properties Inc./MD	1,100	12,793
Pennsylvania Real Estate Investment Trust	1,500	4,575
Ramco-Gershenson Properties Trust	1,300	6,708
Realty Income Corp.	100	1,753
Redwood Trust, Inc.	200	2,700
Resource Capital Corporation	200	330
Senior Housing Properties Trust	3,235	40,826
SL Green Realty Corp.	1,000	11,620
Sovran Self Storage, Inc.	1,430	30,287
Strategic Hotels & Resorts Inc.	600	492
Sunstone Hotel Investors, Inc.	447	979
U-Store-It Trust	400	1,000
Weingarten Realty Investors	1,100	12,419
Winthrop Realty Trust	40	296

Total Real Estate Investment Trusts		383,353

Total Reits (Cost $611,587)		383,353

	Principal Amount
Short Term Investments 1.30%
Money Market Funds 1.30%
Fidelity Institutional Government Portfolio 0.601%(b)	$120,496	120,496

Total Short Term Investments (Cost $120,496)		120,496

Total Investments 100.25% (Cost $13,285,261)		9,286,230

Liabilities in Excess of Other Assets (0.25)%		(23,603)

Total Net Assets 100.00%		$9,262,627

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at February 28, 2009.

The accompanying notes are an integral part of these financial statements.

PMC INTERNATIONAL EQUITY FUND	Schedule of Investments

February 28, 2009 (Unaudited)

	Shares	Value
Common Stocks 99.63%
Australia 2.80%
Amcor Ltd.	7,600	$21,080
BHP Billiton Ltd.	5,150	92,734
Centennial Coal Co., Ltd.	25,113	27,492
Coca-Cola Amatil Ltd.	4,050	23,113
Commonwealth Bank of Australia	800	15,085
CSL Ltd.	4,387	101,456
QBE Insurance Group Ltd.	2,900	34,831
Sonic Healthcare Ltd.	1,800	13,670
Telstra Corp. Ltd.	7,900	17,804
Westpac Banking Corp.	3,500	37,325

Total Australia		384,590

Austria 0.07%
Voest-ALPINE Intertrading AG	600	9,195

Belgium 1.26%
Colruyt SA	100	22,671
Delhaize Group	1,000	57,737
Groupe Bruxelles Lambert SA	700	44,761
Mobistar SA	600	36,939
Umicore	700	10,535

Total Belgium		172,643

Canada 1.28%
ARC Energy Trust	1,700	18,641
Bombardier Inc.(a)	5,200	12,099
Canadian National Railway Co.(a)	800	25,694
Fairfax Financial Holdings Ltd.(a)	100	24,278
Manulife Financial Corp.(a)	2,000	20,280
National Bank of Canada	600	17,865
Power Corp of Canada	1,000	14,298
Rogers Communications Class B	900	21,166
Tim Hortons, Inc.(a)	900	21,393

Total Canada		175,714

Denmark 1.36%
Carlsberg A/S	3,856	129,973
DSV A/S	2,500	18,772
H.Lundbeck A/S	1,800	38,221

Total Denmark		186,966

Egypt 0.12%
Orascom Telecom Holding SAE	989	16,738

Finland 1.40%
Kone OYJ	4,788	98,683
Nokia OYJ	4,450	41,698
Pohjola Bank PLC	2,100	14,850
Sampo OYJ	2,800	36,826

Total Finland		192,057

France 7.91%
Aeroports de Paris	500	23,925
Air Liquide SA	300	21,892

The accompanying notes are an integral part of these financial statements.

PMC INTERNATIONAL EQUITY FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
BNP Paribas SA(a)	1,500	$49,423
Cie de Saint-Gobain	500	11,406
Cie Generale d’Optique Essilor International SA	1,400	48,317
CNP Assurances	300	19,296
Credit Agricole SA	3,600	34,862
Electricite de France SA	2,001	77,547
France Telecom SA	2,700	60,339
GDF Suez	1,900	60,002
Hermes International	100	8,444
Lagardere SCA	183	5,923
Neopost SA	200	14,513
Saft Groupe SA(a)	2,938	66,972
Sanofi-Aventis SA	1,700	87,375
Societe Generale	4,247	131,647
Sodexo SA	500	22,879
Total SA	5,875	276,016
Vivendi SA	2,700	64,192

Total France		1,084,970

Germany 5.48%
Allianz SE	1,858	124,098
BASF SE	550	15,160
Bilfinger Berger AG	450	15,472
Daimler AG	1,932	43,428
Deutsche Post AG	6,023	57,317
E.ON AG	2,100	53,686
Fresenius Medical Care AG & Co KGaA	4,209	171,611
Hannover Rueckversicherung AG	1,300	46,802
Merck KGaA	250	18,706
Muenchener Rueckversicherungs AG	550	66,890
RWE AG	750	47,109
SAP AG	950	30,393
Siemens AG	900	45,161
Wachker Chemie AG	250	15,509

Total Germany		751,342

Greece 1.01%
National Bank of Greece SA	8,279	101,205
OPAP SA	1,470	37,792

Total Greece		138,997

Hong Kong 3.74%
BOC Hong Kong Holdings Ltd.	27,500	27,350
Cheung Kong Holdings Ltd.	17,000	137,719
Cheung Kong Infstrastructure Holdings Ltd.	20,694	78,253
HongKong Electric Holdings	5,500	33,910
Hutchison Telecomunications International Ltd.	27,093	6,271
Hutchison Whampoa Ltd.	5,000	26,091
Jardine Matheson Holdings Ltd.	8,800	151,622
Kerry Properties Ltd.	28,000	52,223

Total Hong Kong		513,439

The accompanying notes are an integral part of these financial statements.

PMC INTERNATIONAL EQUITY FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Ireland 0.78%
CRH PLC	1,400	$28,752
Experian PLC	5,200	30,732
Kerry Group PLC	2,200	46,745

Total Ireland		106,229

Italy 6.54%
Alleanza Assicurazioni SpA	4,500	22,280
Astaldi SpA	13,616	57,040
Atlantia Spa	7,563	98,305
Banco Popolare SC	12,127	46,244
Danieli & Co SpA	15,908	80,155
Enel SpA	8,700	43,241
ENI SpA	5,100	101,794
Enia SpA(a)	18,827	75,223
Fondiaria-Sai SpA	800	9,281
Fondiaria-Sai SpA	15,979	119,474
Intesa Sanpaolo SpA	12,800	31,154
Lottomatica SpA	1,800	28,859
Mediaset SpA	12,997	57,677
Prysmian SpA	7,593	62,357
UniCredito SpA	49,908	63,211

Total Italy		896,295

Japan 20.17%
Asics Corp.	6,000	37,379
Benesse Corp.	800	31,838
Central Japan Railway Co.	27	164,029
The Chiba Bank Ltd.	7,000	32,858
Daito Trust Construction Co. Ltd.	700	22,044
East Japan Railway Co.	300	17,966
Electric Power Development Co., Ltd.	1,800	57,513
Fukuoka Financial Group, Inc.	5,000	14,954
Hitachi Ltd.	11,000	27,391
Honda Motor Co. Ltd.	600	14,348
Inpex Corp.	4	27,061
Isuzu Motors Ltd.	26,000	25,228
ITOCHU Corp.	24,000	107,614
Japan Tobacco, Inc.	85	202,746
JS Group Corp.	3,500	37,494
Jupiter Telecommunications Co., Ltd.	30	23,776
KDDI Corp.	8	41,909
Kirin Holdings Co., Ltd.	2,000	19,304
Kyocera Corp.	200	11,745
Lawson, Inc.	1,000	43,302
Mitsubishi Estate Co. Ltd.	4,000	40,308
Mitsubishi Tanabe Pharma Corp.	4,000	47,836
Mitsubishi UFJ Financial Group, Inc.	20,900	94,418
Mitsui Fudosan Co. Ltd.	2,000	20,092
Mitsui OSK Lines Ltd.	10,000	50,687
Nintendo Co. Ltd.	600	171,300
Nippon Electric Glass Co. Ltd.	6,000	38,928
Nippon Express Co. Ltd.	4,000	11,505
Nippon Mining Holdings, Inc.	6,000	20,839
Nippon Oil Corp.	4,000	19,063

The accompanying notes are an integral part of these financial statements.

PMC INTERNATIONAL EQUITY FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Nippon Telegraph & Telephone Corp.	4,300	$183,866
The Nishi-Nippon City Bank Ltd.	14,000	28,429
NTT DATA Corp.	16	39,648
NTT DoCoMo, Inc.	22	34,272
Oracle Corp Japan	1,000	31,261
Promise Co. Ltd.	1,650	22,039
Rakuten, Inc.	36	18,525
Sankyo Co Ltd	500	22,440
Secom Co. Ltd.	900	30,887
Sega Sammy Holdings, Inc.	2,800	23,828
Sekisui House Ltd.	5,000	32,760
Seven & I Holdings Co Ltd	1,600	35,459
Sumitomo Chemical Co. Ltd.	30,000	90,176
Sumitomo Metal Industries Ltd.	8,000	14,986
Sumitomo Mitsui Financial Group, Inc.	2,000	63,403
The Sumitomo Trust & Banking Co. Ltd.(a)	6,000	20,349
Suzuken Co Ltd	200	5,528
Takeda Pharmaceutical Co. Ltd.	1,600	64,624
Tohoku Electric Power Co, Inc.	2,600	60,874
Tokio Marine Holdings Inc.	4,500	102,199
The Tokyo Electric Power Co. Inc.	2,100	59,283
Tokyo Gas Co. Ltd.	27,000	108,160
Toppan Printing Co. Ltd.	6,000	35,738
Toyota Motor Corp.	2,700	86,480
West Japan Railway Co.	10	35,423
Yamato Transport Co. Ltd.	4,000	39,152

Total Japan		2,765,264

Kazakhstan 0.91%
KazMunaiGas Exploration—GDR(a)	10,200	124,280

Luxembourg 1.49%
Millicom International Cellular SA(a)	4,270	168,110
SES SA	2,000	36,632

Total Luxembourg		204,742

Mexico 0.32%
America Movil SAB de CV—ADR	700	17,836
Grupo Televisa SA—ADR	2,100	25,557

Total Mexico		43,393

Netherlands 4.74%
Akzo Nobel NV	800	27,955
Koninklijke Ahold NV	5,725	63,525
Koninklijke DSM NV	600	13,712
Koninklijke KPN NV	2,900	37,102
Reed Elsevier NV	2,400	26,666
Royal Dutch Shell PLC	3,300	69,270
Royal Dutch Shell PLC	14,142	309,167
Unilever NV	3,600	68,980
Wolters Kluwer NV	2,100	33,164

Total Netherlands		649,541

The accompanying notes are an integral part of these financial statements.

PMC INTERNATIONAL EQUITY FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Norway 0.88%
DNB NOR ASA	22,270	$80,109
StatoilHydro ASA	800	13,282
Yara International ASA	1,300	27,511

Total Norway		120,902

Portugal 1.21%
Energias de Portugal SA	7,512	23,730
Galp Energia SGPS SA	8,878	97,517
Portugal Telecom SGPS SA	5,537	44,894

Total Portugal		166,141

Singapore 1.93%
City Developments Ltd.	6,000	18,272
DBS Group Holdings Ltd.	12,961	64,732
Indofood Agri Resources Ltd(a)	127,000	40,992
Singapore Telecommunications Ltd.	81,000	127,482
United Overseas Bank Ltd.	2,000	12,744

Total Singapore		264,222

South Africa 0.19%
ABSA Group Ltd.(a)	2,944	25,778

South Korea 0.73%
Hyundai Mobis(a)	850	40,817
KT Corporation	1,570	38,155
Samsung Heavy Industries Co., Ltd.	1,520	21,048

Total South Korea		100,020

Spain 5.48%
Banco Bilbao Vizcaya Argentaria SA	7,900	57,070
Banco Santander SA	24,367	148,855
Enagas SA	4,760	76,229
Endesa SA	1,000	27,421
Indra Sistemas SA	1,300	23,610
Mapfre SA	11,600	23,582
Repsol YPF SA	1,000	15,274
Sol Melia SA	17,697	60,297
Telefonica SA	17,368	319,642

Total Spain		751,980

Sweden 1.26%
Alfa Laval AB(a)	3,800	26,685
Modern Times Group AB	5,818	81,230
Nordea Bank AB	5,000	24,929
Securitas AB	2,400	16,666
Svenska Handelsbanken AB	1,900	22,740

Total Sweden		172,250

Switzerland 10.87%
Actelion Ltd.(a)	600	28,375
Aryzta AG(a)	200	4,477
Baloise Holding AG	600	33,977
Bank Sarasin & Cie AG	3,000	63,301
Compagnie Financiere Richemont SA(a)	5,370	70,921
Geberit AG	200	17,915

The accompanying notes are an integral part of these financial statements.

PMC INTERNATIONAL EQUITY FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Julius Baer Holding AG	4,120	$94,965
Logitech International SA(a)	1,800	15,312
Lonza Group AG	400	38,374
Nestle SA	12,431	406,375
Novartis AG	3,000	109,450
Pargesa Holding SA	500	26,171
Roche Holding Ltd.	2,798	317,622
Schindler Holding Ag	500	24,300
SGS SA	25	22,557
Sulzer AG	200	7,780
Syngenta AG	300	64,133
Zurich Financial Services AG	1,015	143,742

Total Switzerland		1,489,747

Turkey 0.92%
Aksigorta AS(a)	57,910	80,744
Turkcell Iletisim Hizmet AS—ADR	3,700	45,584

Total Turkey		126,328

United Arab Emirates 0.34%
DP World Ltd(a)	248,165	47,151

United Kingdom 14.44%
Admiral Group PLC	2,200	26,760
AMEC PLC	3,500	27,036
Amlin PLC	6,200	30,227
AstraZeneca PLC	2,600	82,450
Balfour Beatty PLC	4,600	20,711
BBA Aviation PLC	63,620	63,214
BG Group PLC	6,300	90,055
BHP Billiton PLC	2,400	37,404
BP PLC	23,300	148,439
British American Tobacco PLC	2,934	74,994
BT Group PLC	8,100	10,348
Bunzl PLC	1,500	12,381
Cable & Wireless PLC	20,300	39,727
Carnival PLC	4,045	81,973
Centrica PLC	4,800	18,459
Cobham PLC	10,600	29,094
Compass Group PLC	9,700	42,617
Diageo PLC	4,800	55,350
Drax Group PLC	3,600	26,595
GlaxoSmithKline PLC	9,200	139,535
HSBC Holdings PLC	13,400	93,199
Inmarsat PLC	6,200	38,003
International Power PLC	32,380	109,491
London Stock Exchange Group PLC	9,710	59,603
Next PLC	1,300	21,558
Pearson PLC	2,400	22,520
Raymarine PLC(a)	4,242	767
Reckitt Benckiser Group PLC	1,500	57,398
Rio Tinto PLC	5,883	150,176
RSA Insurance Group PLC	13,900	27,176
Standard Life PLC	8,100	20,071
Tesco PLC	4,500	21,341

The accompanying notes are an integral part of these financial statements.

PMC INTERNATIONAL EQUITY FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Shares	Value
Tullow Oil PLC	3,586	$37,240
Vodafone Group PLC	55,300	97,985
WH Smith PLC	12,760	61,175
Whitbread PLC	8,380	88,667
WPP PLC	3,300	17,121

Total United Kingdom		1,980,860

Total Common Stocks (Cost $21,541,254)		13,661,774

Preferred Stock 0.15%
Brazil 0.15%
Gerdau SA	3,900	20,630

Total Preferred Stock (Cost $51,379)		20,630

	Principal Amount
Short Term Investments 0.94%
Money Market Funds 0.94%
Fidelity Institutional Government Portfolio 2.300%(b)	$128,409	128,409

Total Short Term Investments (Cost $128,409)		128,409

Total Investments 100.72% (Cost $21,721,042)		13,810,813

Liabilities in Excess of Other Assets (0.72)%		(98,784)

Total Net Assets 100.00%		$13,712,029

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at February 28, 2009.

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2009 (Unaudited)

	Principal Amount	Value
Asset Backed Securities 2.23%
Carmax Auto Owner Trust
Series 2008-1, 3.158%, 04/15/2011	$280,339	$276,787
Chase Issuance Trust
Series A, 3.609%, 05/15/2011	180,000	179,643
Citibank Credit Card Issuance Trust
Series 2007-A5, 5.500%, 06/22/2012	300,000	304,813
Continental Airlines Inc.
Series 2007-1, 5.983%, 10/19/2023	180,000	142,200
Daimler Chrysler Auto Trust
Series FLT, 3.041%, 03/08/2011	208,056	202,301
Delta Airlines Inc.
Series 2000-1, 7.570%, 05/18/2012	255,000	233,325
United Airlines, Inc.
Series A, 6.636%, 01/02/2024	79,138	56,187

Total Asset Backed Securities (Cost $1,481,847)		1,395,256

Corporate Bonds 23.98%
Aerospace & Defense 0.11%
Bombardier, Inc.
8.000%, 11/15/2014(a)	100,000	71,500

Auto Components 0.09%
Goodyear Tire & Rubber Co.
6.318%, 12/01/2009	60,000	56,775

Automobiles 0.18%
Daimler Finance North America LLC
4.875%, 06/15/2010	115,000	111,058

Beverages 0.16%
Pepsico, Inc.
5.000%, 06/01/2018	95,000	96,681

Biotechnology 0.19%
Amgen, Inc.
5.700%, 02/01/2019	45,000	45,453
6.400%, 02/01/2039	75,000	72,710

Total Biotechnology		118,163

Capital Markets 2.03%
Goldman Sachs Group, Inc.
6.750%, 10/01/2037	655,000	466,902
Merrill Lynch & Co., Inc.
5.450%, 02/05/2013	185,000	165,299
6.875%, 04/25/2018	345,000	287,517
6.220%, 09/15/2026	100,000	64,832
6.110%, 01/29/2037	100,000	52,150
Morgan Stanley
6.625%, 04/01/2018	250,000	231,232

Total Capital Markets		1,267,932

Commercial Banks 0.20%
Wells Fargo & Co.
5.625%, 12/11/2017	130,000	123,602

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Principal Amount	Value
Communications Equipment 0.57%
Cisco Systems, Inc.
4.950%, 02/15/2019	$270,000	$261,443
5.900%, 02/15/2039	100,000	93,431

Total Communications Equipment		354,874

Consumer Finance 0.80%
American Express Credit Corp.
5.875%, 05/02/2013	300,000	275,771
Caterpillar Financial Services Corp.
7.150%, 02/15/2019	235,000	225,653

Total Consumer Finance		501,424

Diversified Financial Services 5.16%
Bank Of America Corp.
2.100%, 04/30/2012	485,000	481,977
Bank of America NA
6.100%, 06/15/2017	330,000	250,992
Citigroup, Inc.
5.500%, 04/11/2013	185,000	167,669
6.500%, 08/19/2013	180,000	167,972
0.050%, 09/15/2014	440,000	303,273
General Electric Capital Corp.
2.200%, 06/08/2012	850,000	848,184
5.875%, 01/14/2038	510,000	363,587
6.875%, 01/10/2039	150,000	121,720
International Lease Finance Corp
5.650%, 06/01/2014	210,000	122,941
JP Morgan Chase Bank NA
5.875%, 06/13/2016	250,000	236,326
JP Morgan Chase Capital XV
5.875%, 03/15/2035	155,000	104,253
Sprint Capital Corp.
8.375%, 03/15/2012	65,000	52,683

Total Diversified Financial Services		3,221,577

Diversified Telecommunication Services 1.25%
AT&T, Inc.
5.800%, 02/15/2019	150,000	145,935
6.550%, 02/15/2039	105,000	97,745
CSC Holdings, Inc.
8.500%, 06/15/2015(a)	70,000	67,200
Intelsat Corporation
9.250%, 06/15/2016(a)	80,000	73,400
Qwest Corp.
7.625%, 06/15/2015	90,000	80,775
Verizon Communications, Inc.
5.250%, 04/15/2013	140,000	142,262
8.750%, 11/01/2018	130,000	148,928
8.950%, 03/01/2039	20,000	23,660

Total Diversified Telecommunication Services		779,905

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Principal Amount	Value
Electric Utilities 1.26%
Connecticut Light & Power Co.
5.500%, 02/01/2019	$75,000	$74,894
Duke Energy Corp.
6.300%, 02/01/2014	130,000	135,199
FirstEnergy Corp.
6.450%, 11/15/2011	130,000	129,943
MidAmerican Energy Holding Company
5.750%, 04/01/2018	245,000	243,825
Virginia Electric and Power Co.
8.875%, 11/15/2038	165,000	205,651

Total Electric Utilities		789,512

Energy Equipment & Services 0.16%
Cameron International Corp.
6.375%, 07/15/2018	115,000	98,656

Food & Staples Retailing 0.29%
CVS/Caremark Corporation
5.750%, 06/01/2017	185,000	180,776

Food Products 0.18%
General Mills, Inc.
5.650%, 02/15/2019	110,000	110,115

Health Care Providers & Services 0.21%
HCA, Inc.
9.250%, 11/15/2016	100,000	91,750
Mckesson Corp.
7.500%, 02/15/2019	35,000	36,606

Total Health Care Providers & Services		128,356

Household Products 0.39%
Kimberly Clark Corp.
7.500%, 11/01/2018	155,000	178,538
Procter & Gamble Co.
4.700%, 02/15/2019	65,000	63,659

Total Household Products		242,197

Insurance 0.13%
Chubb Corp.
6.500%, 05/15/2038	90,000	83,948

Media 2.38%
Comcast Corp.
6.400%, 05/15/2038	230,000	197,528
Cox Communications Inc.
5.450%, 12/15/2014	185,000	167,144
9.375%, 01/15/2019(a)	175,000	184,835
8.375%, 03/01/2039(a)	150,000	144,583
News America, Inc.
6.900%, 03/01/2019(a)	190,000	180,208
Time Warner Cable, Inc.
5.400%, 07/02/2012	265,000	255,145
Time Warner Cable, Inc.
6.750%, 07/01/2018	320,000	303,896
8.750%, 02/14/2019	50,000	53,462

Total Media		1,486,801

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Principal Amount	Value
Multi-Utilities 0.17%
Dominion Resources Inc.
7.000%, 06/15/2038	$110,000	$108,502

Office Electronics 0.41%
Xerox Corp.
5.500%, 05/15/2012	85,000	78,847
6.350%, 05/15/2018	210,000	176,691

Total Office Electronics		255,538

Oil, Gas & Consumable Fuels 4.10%
Apache Corp. 6.900%, 09/15/2018	115,000	125,347
Chesapeake Energy Corp. 6.500%, 08/15/2017	60,000	47,550
ConocoPhillips 5.750%, 02/01/2019	405,000	397,053
Dcp Midstream Llc 9.750%, 03/15/2019(a)	150,000	145,648
6.750%, 09/15/2037(a)	45,000	33,029
Devon Energy Corp. 5.625%, 01/15/2014	155,000	156,361
El Paso Corp. 8.250%, 02/15/2016	60,000	56,100
Enterprise Products Operating LLC 5.600%, 10/15/2014	145,000	134,799
Hess Corp. 8.125%, 02/15/2019	375,000	382,875
Marathon Oil Corp. 7.500%, 02/15/2019	245,000	238,403
Massey Energy Co. 6.875%, 12/15/2013	75,000	66,375
Nabors Industries, Inc. 6.150%, 02/15/2018	165,000	128,282
NGPL Pipe Co., LLC 6.514%, 12/15/2012(a)	145,000	140,296
Oneok Partners Lp 8.625%, 03/01/2019	200,000	199,166
Pemex Project Funding Master Trust 5.750%, 03/01/2018	75,000	61,078
TEPPCO Partners LP 7.550%, 04/15/2038	75,000	58,454
Williams Cos., Inc. 8.750%, 01/15/2020	120,000	118,991
XTO Energy, Inc. 6.750%, 08/01/2037	75,000	67,097

Total Oil, Gas & Consumable Fuels		2,556,904

Pharmaceuticals 0.98%
Abbott Laboratories 5.125%, 04/01/2019	115,000	114,707
	90,000	90,267

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Principal Amount	Value
Roche Holdings, Inc. 6.000%, 03/01/2019(a)	$140,000	$141,620
Schering-Plough Corp. 6.000%, 09/15/2017	265,000	266,609

Total Pharmaceuticals		613,203

Road & Rail 0.42%
Erac USA Finance Co. 7.000%, 10/15/2037(a)	470,000	264,891

Software 0.07%
Oracle Corp. 5.750%, 04/15/2018	45,000	45,586

Tobacco 0.80%
Altria Group, Inc. 9.700%, 11/10/2018	100,000	104,865
9.950%, 11/10/2038	235,000	235,269
10.200%, 02/06/2039	155,000	158,581

Total Tobacco		498,715

Wireless Telecommunication Services 1.29%
New Cingular Wireless Services Inc. 7.875%, 03/01/2011	180,000	192,466
Rogers Communications, Inc. 6.800%, 08/15/2018	120,000	120,341
Verizon Wireless Capital LLC 5.550%, 02/01/2014(a)	180,000	179,144
8.500%, 11/15/2018(a)	280,000	315,731

Total Wireless Telecommunication Services		807,682

Total Corporate Bonds (Cost $15,604,228)		14,974,873

Credit-Linked Trust Certificates 3.10%
CDX North America High Yield 8.750%, 12/29/2012(a)	970,000	790,550
8.875%, 06/29/2013(a)	1,439,800	1,146,441

Total Credit-Linked Trust Certificates (Cost $2,292,883)		1,936,991

Foreign Bonds 3.65%
Anheuser-Busch InBev Worldwide Inc. 7.750%, 01/15/2019(a)	315,000	315,701
ArcelorMittal 6.125%, 06/01/2018	375,000	289,195
Barclays Bank PLC 5.450%, 09/12/2012	100,000	99,572
BAT International Finance PLC 9.500%, 11/15/2018(a)	310,000	351,708
British Sky Broadcasting Group PLC 9.500%, 11/15/2018(a)	180,000	189,045
Delhaize Group 5.875%, 02/01/2014	60,000	60,148
EnCana Corp. 6.625%, 08/15/2037	150,000	125,386
HSBC Holdings PLC 6.800%, 06/01/2038	140,000	125,930

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Principal Amount	Value
ING Bank NV 5.125%, 05/01/2015(a)	$135,000	$123,119
Ingersoll-Rand Company Limited 6.000%, 08/15/2013	125,000	122,779
Petroleos Mexicanos 8.000%, 05/03/2019(a)	210,000	207,375
Rio Tinto Finance USA Ltd. 7.125%, 07/15/2028	85,000	69,964
Suncor Energy, Inc. 6.100%, 06/01/2018	160,000	132,077
Telecom Italia Capital SA 7.721%, 06/04/2038	80,000	69,045

Total Foreign Bonds (Cost $2,316,746)		2,281,044

Mortgage Backed Securities 47.97%
Banc of America Commercial Mortgage Inc. Series 2005-3, 4.501%, 07/10/2043	225,000	208,870
Series 2007-1, 5.451%, 01/15/2049	200,000	125,865
Banc of America Funding Corp. Pool #2006-A, 5.957%, 02/20/2036	158,365	65,844
Bear Stearns Commercial Mortgage Securities Series A-4, 5.331%, 02/11/2044	155,000	101,122
Commercial Mortgage Loan Trust Pool #2008LS, 6.221%, 12/10/2049	225,000	119,077
Credit Suisse Mortgage Capital Certificates Series 2007-C3, 5.913%, 06/15/2039	200,000	103,426
Series 2006-C4, 4.771%, 09/15/2039	194,373	189,667
CS First Boston Mortgage Securities Corp. Series 2004-C3, 5.113%, 07/15/2036	200,000	159,902
Series 2005-C2, 4.832%, 04/15/2037	200,000	148,765
FHLMC Pool #1H-2617, 5.770%, 05/01/2036	729,259	754,565
Pool #1J-1346, 5.666%, 11/01/2036	224,695	232,601
Pool #1G-1509, 5.419%, 02/01/2037	223,659	230,632
FHLMC Gold Pool #G1-3122, 5.000%, 04/01/2023	57,120	58,854
Pool #G0-3072, 5.000%, 11/01/2036	915,855	932,179
Pool #A6-6691, 6.000%, 10/01/2037	1,060,740	1,099,499
Pool #A7-2203, 5.500%, 02/01/2038	160,001	164,049
Pool #G0-4449, 5.500%, 07/01/2038	300,000	307,590
Pool #G0-4471, 5.500%, 07/01/2038	143,663	147,298
Pool #A8-2657, 5.500%, 10/01/2038	248,882	255,179
Pool #A8-2134, 6.000%, 10/01/2038	136,480	141,459
Pool #G0-5164, 5.500%, 11/01/2038	500,000	512,678
FNMA Pool #897512, 5.000%, 12/01/2021	1,762,482	1,816,091
Pool #937775, 5.000%, 06/01/2022	876,835	903,182
Pool #735581, 5.000%, 06/01/2035	3,295,577	3,362,959
Pool #990906, 5.500%, 10/01/2035	1,828,266	1,878,910
Pool #888233, 5.000%, 11/01/2035	2,254,957	2,299,654
Pool #889839, 5.500%, 12/01/2035	1,814,617	1,864,883
Pool #893641, 6.000%, 09/01/2036	179,092	185,340
Pool #831922, 5.500%, 11/01/2036	183,246	187,978
Pool #907811, 5.500%, 01/01/2037	55,000	56,420

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Principal Amount	Value
Pool #917882, 5.000%, 05/01/2037	$2,072,536	$2,111,234
Pool #897640, 5.500%, 05/01/2037	96,702	99,179
Pool #918705, 5.500%, 06/01/2037	728,813	747,480
Pool #952572, 5.500%, 09/01/2037	70,675	72,486
Pool #972296, 5.500%, 02/01/2038	93,629	96,027
Pool #975116, 5.000%, 05/01/2038	194,942	198,582
Pool #981566, 5.000%, 05/01/2038	28,984	29,525
Pool #934305, 5.000%, 06/01/2038	1,592,059	1,621,785
Pool #987000, 5.000%, 07/01/2038	194,141	197,766
Pool #986068, 5.000%, 08/01/2038	685,013	697,804
Pool #975737, 5.000%, 09/01/2038	46,197	47,059
Pool #990648, 6.000%, 09/01/2038	2,393,836	2,475,349
Pool #000TBA, 4.500%, 03/01/2039	440,000	440,963
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1, 6.465%, 04/15/2034	215,209	211,544
Greenwich Capital Commercial Funding Corp. Series A-4, 5.736%, 12/10/2049	45,000	28,302
GS Mortgage Securities Corp. II Series 2007-GG10, 5.778%, 08/10/2045	230,000	176,359
Series 2007-GG10, 5.799%, 08/10/2045	540,000	314,197
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	135,954
Series 2007-CIBC20, 5.794%, 02/12/2051	200,000	118,295
Series 2007-LDP12, 5.882%, 02/15/2051	200,000	120,541
JP Morgan Mortgage Trust Pool #2005A3, 4.943%, 06/25/2035	143,276	107,898
Merrill Lynch Mortgage Investors Inc. Pool #2006A1, 5.940%, 03/25/2036	159,033	75,817
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, 6.156%, 08/12/2049	100,000	59,509
Morgan Stanley Capital I Series A-5, 4.780%, 12/13/2041	200,000	153,397
SLM Student Loan Trust Pool #2008-6, 3.073%, 10/25/2014	151,148	149,237
Wachovia Bank Commercial Mortgage Trust Series 2005-C19, 4.516%, 05/15/2044	225,000	207,274
Series 2005-C19, 4.661%, 05/15/2044	570,000	454,070
Series 2007-C31, 5.509%, 04/15/2047	200,000	97,514
Series 2007-C32, 5.929%, 06/15/2049	175,000	92,026

Total Mortgage Backed Securities (Cost $30,575,130)		29,951,711

U.S. Government Agency Issues 10.84%
FHLB 3.625%, 10/18/2013	435,000	450,413
5.500%, 07/15/2036	5,000	5,663
FNMA 1.750%, 03/23/2011	2,315,000	2,312,615
Pool #000TBA, 5.500%, 03/15/2038	730,000	747,907
Pool #000TBA, 6.000%, 03/01/2038	300,000	309,891
GNMA Pool #782248X, 5.500%, 10/15/2034	1,387,806	1,428,827
Pool #004028M, 6.000%, 09/20/2037	1,457,376	1,507,699

Total U.S. Government Agency Issues (Cost $6,685,185)		6,763,015

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2009 (Unaudited) (Continued)

	Principal Amount	Value
U.S. Treasury Obligations 6.39%
U.S. Treasury Note/Bonds 2.750%, 02/15/2019	$735,000	$716,855
4.375%, 02/15/2038	45,000	49,641
4.500%, 05/15/2038	205,000	232,803
6.250%, 08/15/2023	875,000	1,096,348
U.S. Treasury Inflation Indexed Bonds 2.375%, 01/15/2017	1,898,689	1,890,977

Total U.S. Treasury Obligations (Cost $3,936,528)		3,986,624

Short Term Investments 1.05%
Money Market Funds 1.05%
Fidelity Institutional Government Portfolio 0.601%(b)	658,454	658,454

Total Short Term Investments (Cost $658,454)		658,454

Total Investments 99.21% (Cost $63,551,001)		61,947,968

Other Assets in Excess of Liabilities 0.79%		493,071

Total Net Assets 100.00%		$62,441,039

Percentages are stated as a percent of net assets.

(a)	Restricted
(b)	Variable rate security; the rate shown represents the rate at February 28, 2009.

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Open Futures Contracts

February 28, 2009 (Unaudited)

Description	Number of Contracts Sold	Contract Value	Settlement Month	Unrealized Appreciation Depreciation
U.S. 5 Year Note Future	20	$2,331,719	June 2009	$(4,560)

Total Futures Contracts Sold		$2,331,719		$(4,560)

Description	Number of Contracts Purchased	Contract Value	Settlement Month	Unrealized Appreciation Depreciation
Euro 90 Day Future	20	$4,931,250	September 2009	$53,164
U.S. 10 Year Note Future	10	1,200,312	June 2009	(10,252)
U.S. 2 Year Note Future	6	1,299,656	June 2009	(2,355)
U.S. Long Bond Future	1	126,674	June 2009	(3,330)

Total Futures Contracts Purchased		$7,557,892		$37,227

The accompanying notes are an integral part of these financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PMC FUNDS

February 28, 2009 (Unaudited)

Statements of Assets and Liabilities

Large Cap Growth Fund
Assets
Investments, at value(1)	$13,076,579
Foreign currencies(2)	—
Cash	—
Cash held at broker for futures contracts	—
Receivable for investments sold	308,024
Receivable for Fund shares sold	9,357
Dividends, interest and other receivables	36,904
Receivable from Adviser	2,633
Other Assets	7,670

Total Assets	13,441,167

Liabilities
Payable for futures margin	—
Payable for investments purchased	—
Payable for Fund shares redeemed	32,603
Payable to affiliates	25,104
Payable to custodian	66,071
Accrued distribution fee	6,684
Accrued expenses and other liabilities	16,038

Total Liabilities	146,500

Net Assets	$13,294,667

Net Assets Consist Of:
Paid in capital	$24,337,521
Accumulated net investment income	33,081
Accumulated net realized loss	(6,324,741)
Net unrealized depreciation on:
Investments, futures and foreign currency	(4,751,194)

Net Assets	$13,294,667

Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	1,672,444

Net asset value and redemption price per share(3)	$7.95

[1] Cost of Investments	$17,827,773
[2] Cost of Foreign Currencies	$0
[3] If applicable, redemption price per share may be reduced by a redemption fee.

The accompanying notes are an integral part of these financial statements.

Large Cap Value Fund	Small Cap Core Fund	International Equity Fund	Core Fixed Income Fund

$11,577,370	$9,286,230	$13,810,813	$61,947,968
—	—	148,379	—
—	—	6,807	—
—	—	—	13,724
260,082	433,773	62,747	7,629,881
9,357	5,661	23,545	13,096
61,089	10,087	54,789	485,255
3,062	7,776	7,614	9,205
7,759	7,307	8,745	9,894

11,918,719	9,750,834	14,123,439	70,109,023

2,670	—	—	—
—	380,537	325,779	6,315,866
29,475	18,789	33,410	151,653
19,901	33,517	30,111	44,494
32,893	43,079	—	1,011,279
6,399	3,191	6,805	88,108
16,093	9,094	15,305	56,584

107,431	488,207	411,410	7,667,984

$11,811,288	$9,262,627	$13,712,029	$62,441,039

$23,627,866	$18,948,362	$29,620,885	$63,796,304
64,888	26,605	67,914	450,847
(6,488,787)	(5,713,309)	(8,062,969)	(235,746)

(5,392,679)	(3,999,031)	(7,913,801)	(1,570,366)

$11,811,288	$9,262,627	$13,712,029	$62,441,039

1,587,916	1,323,233	2,191,802	4,184,931

$7.44	$7.00	$6.26	$14.92

$16,964,784	$13,285,261	$21,721,042	$63,551,001
$0	$0	$148,538	$0

PMC FUNDS

For the Period Ended February 28, 2009 (Unaudited)

Statements of Operations

Large Cap Growth Fund
Investment Income:
Dividends*	$152,098
Interest	3,814

155,912

Expenses:
Investment advisory fees	80,860
Distribution fees	21,279
Custody fees	17,004
Transfer agent fees and expenses	13,174
Fund administration fees	11,009
Federal and state registration fees	10,933
Fund accounting fees	8,457
Audit and tax fees	6,360
Chief Compliance Officer fees and expenses	5,973
Legal fees	3,360
Reports to shareholders	2,377
Trustees’ fees and related expenses	1,079
Other expenses	1,250

Total Expenses before waiver	183,115
Less: waivers and reimbursements by Adviser	(63,952)

Net Expenses	119,163

Net Investment Income	36,749

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,099,823)
Futures	—
Purchased Options	—
Foreign currency translation	—

(5,099,823)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,640,257)
Futures	—
Foreign currency translation	—

(4,640,257)
Net gain (loss) on investments and foreign currency	(9,740,081)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,703,331)

* Net of foreign taxes withheld	$—

The accompanying notes are an integral part of these financial statements.

Large Cap Value Fund	Small Cap Core Fund	International Equity Fund	Core Fixed Income Fund

$274,581	$120,321	$278,596	$—
3,766	2,385	8,923	1,810,311

278,347	122,706	287,519	1,810,311

78,415	66,050	87,838	284,648
20,636	16,513	21,960	88,952
9,803	30,224	33,965	7,985
13,590	14,554	14,050	19,272
9,932	9,199	11,850	33,325
10,770	11,939	11,309	15,130
8,961	15,242	22,438	41,275
6,150	5,818	6,469	28,379
5,973	5,821	5,973	5,973
3,284	2,778	3,228	5,829
2,127	2,294	1,537	7,023
1,079	1,079	1,090	1,090
1,166	1,155	1,180	2,329

171,886	182,666	222,887	541,210
(56,327)	(83,567)	(91,093)	(185,404)

115,559	99,099	131,794	355,806

162,788	23,607	155,725	1,454,505

(5,154,321)	(4,556,768)	(5,196,782)	600,129
(117,643)	—	—	79,766
—	—	—	(8,820)
—	—	(128,115)	—

(5,271,964)	(4,556,768)	(5,324,897)	671,075

(4,815,484)	(4,584,099)	(6,862,364)	(1,225,821)
(5,294)	—	—	23,102
—	—	100,693	—

(4,820,778)	(4,584,099)	(6,761,671)	(1,202,719)
(10,092,742)	(9,140,867)	(12,086,568)	(531,644)

$(9,929,954)	$(9,117,260)	$(11,930,843)	$922,861

$3,544	$22	$15,521	$—

PMC FUNDS

For the Period Ended February 28, 2009

Statements of Changes in Net Assets

	Large Cap Growth Fund		Large Cap Value Fund
	Six Months Ended February 28, 2009 (Unaudited)	Period Ended August 31, 2008(1)	Six Months Ended February 28, 2009 (Unaudited)	Period Ended August 31, 2008(1)
Operations:
Net investment income (loss)	$36,749	$(6,393)	$162,788	$128,639
Net realized gain (loss) on investments, futures and foreign currency	(5,099,823)	(1,225,164)	(5,271,964)	(1,217,122)
Net change in unrealized appreciation/(depreciation)	(4,640,257)	(110,937)	(4,820,778)	(571,849)

Net increase (decrease) in net assets resulting from operations	(9,703,331)	(1,342,494)	(9,929,954)	(1,660,332)

Dividends and distributions to Shareholders:
Net investment income	(3,894)	—	(207,178)	(19,114)
Net return of capital	—	(9,408)	—	—
Net realized gains	—	—	—	—

Total dividends and distributions	(3,894)	(9,408)	(207,178)	(19,114)

Fund Share Transactions:
Shares sold	6,539,393	26,532,103	5,645,956	26,486,117
Shares issued to holders in reinvestment of dividends	3,717	9,134	196,750	18,557
Shares redeemed*	(6,353,691)	(2,376,862)	(6,370,160)	(2,349,354)

Net increase (decrease)	189,419	24,164,375	(527,454)	24,155,320

Net increase (decrease) in net assets	(9,517,806)	22,812,473	(10,664,586)	22,475,874

Net Assets:
Beginning of period	22,812,473	—	22,475,874	—

End of period**	$13,294,667	$22,812,473	$11,811,288	$22,475,874

* Net of redemption fees of:	$21,662	$2,551	$21,116	$2,475

** Including undistributed net investment income (loss) of:	$33,081	$—	$64,888	$109,226

Change in Shares Outstanding:
Shares sold	630,758	1,884,933	539,012	1,861,156
Shares issued to holders in reinvestment of dividends	419	607	21,363	1,237
Shares redeemed	(669,515)	(174,758)	(664,731)	(170,121)

Net increase (decrease)	(38,338)	1,710,782	(104,356)	1,692,272

(1)	The Fund commenced operations on October 31, 2007
(2)	The Fund commenced operations on September 28, 2007

The accompanying notes are an integral part of these financial statements.

Small Cap Core Fund		International Equity Fund		Core Fixed Income Fund
Six Months Ended February 28, 2009 (Unaudited)	Period Ended August 31, 2008(1)	Six Months Ended February 28, 2009 (Unaudited)	Period Ended August 31, 2008(1)	Six Months Ended February 28, 2009 (Unaudited)	Period Ended August 31, 2008(1)

$23,607	$(6,510)	$155,725	$290,788	$1,454,505	$2,146,470
(4,556,768)	(1,161,329)	(5,324,897)	(2,825,432)	671,075	783,676
(4,584,099)	588,031	(6,761,671)	(1,152,130)	(1,202,719)	(367,647)

(9,117,260)	(579,808)	(11,930,843)	(3,686,774)	922,861	2,562,499

(830)	—	(253,153)	(38,086)	(2,677,645)	(466,796)
—	(3,320)	—	—	—	—
—	—	—	—	(1,616,466)	(79,717)

(830)	(3,320)	(253,153)	(38,086)	(4,294,111)	(546,513)

5,143,678	21,875,355	8,141,981	32,132,541	24,301,982	98,724,674
759	3,238	241,888	37,177	3,417,834	408,089
(5,673,608)	(2,385,577)	(6,285,366)	(4,647,336)	(39,793,448)	(23,262,828)

(529,171)	19,493,016	2,098,503	27,522,382	(12,073,632)	75,869,935

(9,647,261)	18,909,888	(10,085,493)	23,797,522	(15,444,882)	77,885,921

18,909,888	—	23,797,522	—	77,885,921	—

$9,262,627	$18,909,888	$13,712,029	$23,797,522	$62,441,039	$77,885,921

$22,302	$2,529	$20,136	$8,569	$113,896	$38,147

$26,605	$—	$67,914	$165,342	$450,847	$1,681,795

526,960	1,618,999	981,259	2,306,939	1,575,731	6,463,885
91	222	31,131	2,573	225,748	26,813
(638,280)	(184,759)	(789,277)	(340,823)	(2,605,120)	(1,502,126)

(111,229)	1,434,462	223,113	1,968,689	(803,641)	4,988,572

PMC LARGE CAP GROWTH FUND

Financial Highlights

Per share data for a share outstanding throughout each period

	Six Month Period Ended February 28, 2009	Period Ended August 31, 2008(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.33	$15.00

Income (loss) from investment operations:
Net investment income	0.02 (5)	0.00	(2)
Net realized and unrealized gain (loss)	(5.41)	(1.67)

Total from investment operations	(5.39)	(1.67)

Less distributions paid:
From return of capital	0.00	(0.00	)(2)

Total distributions paid	0.00	(0.00	)(2)

Paid-in capital from redemption fees (Note 2)	0.01	0.00	(2)

Net Asset Value, End of Period	$7.95	$13.33

Total Return(3)	(40.34)%	(11.06)%

Ratios/Supplemental Data
Net assets, end of period (000)	$13,295	$22,812
Ratio of expenses to average net assets before waiver and reimbursements(4)	2.15%	2.30%
Ratio of expenses to average net assets after waiver and reimbursements(4)	1.40%	1.40%
Ratio of net investment loss to average net assets before waiver and reimbursements(4)	(0.32)%	(0.95)%
Ratio of net investment income to average net assets after waiver and reimbursements(4)	0.43%	(0.05)%
Portfolio turnover rate(3)	89.7%	78.4%

(1)	The Fund commenced operations on October 31, 2007
(2)	Less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized, for periods less than one year.
(5)	Per share net investment income was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP VALUE FUND

Financial Highlights

Per share data for a share outstanding throughout each period

	Six Month Period Ended February 28, 2009	Period Ended August 31, 2008(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.28	$15.00

Income (loss) from investment operations:
Net investment income	0.10 (5)	0.09
Net realized and unrealized gain (loss)	(5.82)	(1.79)

Total from investment operations	(5.72)	(1.70)

Less distributions paid:
Dividends from net investment income	(0.13)	(0.02)

Total distributions paid	(0.13)	(0.02)

Paid-in capital from redemption fees (Note 2)	0.01	0.00 (2)

Net Asset Value, End of Period	$7.44	$13.28

Total Return(3)	(43.19)%	(11.32)%

Ratios/Supplemental Data
Net assets, end of period (000)	$11,811	$22,476
Ratio of expenses to average net assets before waiver and reimbursements(4)	2.08%	2.20%
Ratio of expenses to average net assets after waiver and reimbursements(4)	1.40%	1.40%
Ratio of net investment income to average net assets before waiver and reimbursements(4)	1.29%	0.19%
Ratio of net investment income to average net assets after waiver and reimbursements(4)	1.97%	0.99%
Portfolio turnover rate(3)	63.9%	94.2%

(1)	The Fund commenced operations on October 31, 2007
(2)	Less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized, for periods less than one year.
(5)	Per share net investment income was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND

Financial Highlights

Per share data for a share outstanding throughout each period

	Six Month Period Ended February 28, 2009		Period Ended August 31, 2008(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.18		$15.00

Income (loss) from investment operations:
Net investment income	0.02	(5)	0.00	(2)
Net realized and unrealized gain (loss)	(6.22)		(1.82)

Total from investment operations	(6.20)		(1.82)

Less distributions paid:
Dividends from net investment income	(0.00	)(2)	(0.00	)(2)

Total distributions paid	(0.00	)(2)	(0.00	)(2)

Paid-in capital from redemption fees (Note 2)	0.02		0.00	(2)

Net Asset Value, End of Period	$7.00		$13.18

Total Return(3)	(46.89)%		(12.10)%

Ratios/Supplemental Data
Net assets, end of period (000)	$9,263		$18,910
Ratio of expenses to average net assets before waiver and reimbursements(4)	2.76%		3.03%
Ratio of expenses to average net assets after waiver and reimbursements(4)	1.50%		1.50%
Ratio of net investment loss to average net assets before waiver and reimbursements(4)	(0.91)%		(1.60)%
Ratio of net investment income (loss) to average net assets after waiver and reimbursements(4)	0.35%		(0.07)%
Portfolio turnover rate(3)	74.0%		149.0%

(1)	The Fund commenced operations on October 31, 2007
(2)	Less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized, for periods less than one year.
(5)	Per share net investment income was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

PMC INTERNATIONAL EQUITY FUND

Financial Highlights

Per share data for a share outstanding throughout each period

	Six Month Period Ended February 28, 2009	Period Ended August 31, 2008(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.09	$15.00

Income (loss) from investment operations:
Net investment income	0.07 (5)	0.12
Net realized and unrealized gain (loss)	(5.79)	(2.99)

Total from investment operations	(5.72)	(2.87)

Less distributions paid:
Dividends from net investment income	(0.12)	(0.04)
Distributions from net realized gains	—	—

Total distributions paid	(0.12)	(0.04)

Paid-in capital from redemption fees (Note 2)	0.01	0.00 (2)

Net Asset Value, End of Period	$6.26	$12.09

Total Return(3)	(47.44)%	(19.17)%

Ratios/Supplemental Data
Net assets, end of period (000)	$13,712	$23,797
Ratio of expenses to average net assets before waiver and reimbursements(4)	2.54%	2.60%
Ratio of expenses to average net assets after waiver and reimbursements(4)	1.50%	1.50%
Ratio of net investment income to average net assets before waiver and reimbursements(4)	0.77%	0.87%
Ratio of net investment income to average net assets after waiver and reimbursements(4)	1.81%	1.97%
Portfolio turnover rate(3)	48.0%	199.7%

(1)	The Fund commenced operations on October 31, 2007
(2)	Less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized, for periods less than one year.
(5)	Per share net investment income was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND

Financial Highlights

Per share data for a share outstanding throughout each period

	Six Month Period Ended February 28, 2009	Period Ended August 31, 2008(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.61	$15.00

Income (loss) from investment operations:
Net investment income	0.31 (5)	0.46
Net realized and unrealized gain (loss)	0.04	0.29

Total from investment operations	0.35	0.75

Less distributions paid:
Dividends from net investment income	(0.66)	(0.12)
Distributions from net realized gains	(0.40)	(0.02)

Total distributions paid	(1.06)	(0.14)

Paid-in capital from redemption fees (Note 2)	0.02	0.00 (2)

Net Asset Value, End of Period	$14.92	$15.61

Total Return(3)	2.22%	5.03%

Ratios/Supplemental Data
Net assets, end of period (000)	$62,441	$77,886
Ratio of expenses to average net assets before waiver and reimbursements(4)	1.52%	1.59%
Ratio of expenses to average net assets after waiver and reimbursements(4)	1.00%	1.00%
Ratio of net investment income to average net assets before waiver and reimbursements(4)	3.57%	3.05%
Ratio of net investment income to average net assets after waiver and reimbursements(4)	4.09%	3.64%
Portfolio turnover rate(3)	227.7%	493.8%

(1)	The Fund commenced operations on September 28, 2007
(2)	Less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized, for periods less than one year.
(5)	Per share net investment income was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 28, 2009 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (the “Funds”) represent a distinct series with its own investment objectives and policies within the Trust. The Funds’ investment objective is long-term capital appreciation except the PMC Core Fixed Income Fund which has an investment objective to provide current income consistent with low volatility of principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds became effective and commenced operations on October 31, 2007 except for the PMC Core Fixed Income Fund which commenced operations on September 28, 2007. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The Funds value securities traded on a national securities exchange at their market value determined by their last sales price in the principal market in which these securities are normally traded. Securities primarily traded in the NASDAQ National Market System (“NASDAQ”) for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not traded in the NASDAQ shall be valued at the most recent trade price. Securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value in accordance with procedures approved by the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Fund adopted SFAS No. 157 on Sept 1, 2008. Adoption of SFAS No. 157 had no material impact on the Fund’s financial statements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2009 (Unaudited)

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1— Quoted prices in active markets for identical assets	Level 2— Significant other observable inputs	Level 3— Significant unobservable inputs
Large Cap Growth Fund
Investments in:
Securities	13,076,579	13,076,579	—	—

Total	13,076,579	13,076,579	—	—

Large Cap Value Fund
Investments in:
Securities	11,577,370	11,549,394	27,976	—
Other Financial Instruments*	(5,265)	(5,265)	—	—

Total	11,572,105	11,544,129	27,976	—

Small Cap Core Fund
Investments in:
Securities	9,286,230	9,286,230	—	—

Total	9,286,230	9,286,230	—	—

International Equity Fund
Investments in:
Securities	13,810,813	13,277,717	533,096	—

Total	13,810,813	13,277,717	533,096	—

Core Fixed Income Fund
Investments in:
Securities	61,947,968	658,454	61,289,514	—
Other Financial Instruments*	32,667	32,667	—	—

Total	61,980,635	691,121	61,289,514	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the net appreciation/depreciation on open contracts.

(b)	Foreign Securities and Currency

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies, There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2009 (Unaudited)

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.

(d)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(e)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2009 (Unaudited)

liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g)	Share Valuation

The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund’s are equal to the Funds’ net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than thirty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fees charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. During the period the Funds’ retained the following fees:

Large Cap Growth Fund	$21,662
Large Cap Value Fund	21,116
Small Cap Core Fund	22,302
International Equity Fund	20,136
Core Fixed Income Fund	113,896

(h)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means.

(i)	Other

Investment transactions are recorded on trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(j)	New Accounting Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2009 (Unaudited)

(3)	Federal Tax Matters

Distributions paid to shareholders for the period ended August 31, 2008 were as follows:

	Ordinary Income	Long -Term Capital Gains	Return of Capital
Large Cap Growth Fund	$—	$—	$9,408
Large Cap Value Fund	$19,114	$—	$—
Small Cap Core Fund	$—	$—	$3,320
International Equity Fund	$38,086	$—	$—
Core Fixed Income Fund	$546,513	$—	$—

As of August 31, 2008, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Large Cap Growth Fund	Large Cap Value Fund	Small Cap Core Fund	International Equity Fund	Core Fixed Income Fund
Cost basis of investments for federal income tax purposes	$23,024,186	$23,448,359	$19,080,545	$23,808,746	$98,552,745

Gross tax unrealized appreciation	$1,102,868	$652,735	$1,522,935	$188,275	$686,742
Gross tax unrealized depreciation	(1,538,413)	(1,660,140)	(1,412,191)	(2,050,042)	(1,060,789)

Net tax unrealized appreciation (depreciation)	$(435,545)	$(1,007,405)	$110,744	$(1,861,767)	$(374,047)

Undistributed ordinary income	$—	$109,226	$—	$253,153	$2,314,655
Undistributed long-term capital gain	—	—	—	—	85,354

Total distributable earnings	$—	$109,226	$—	$253,153	$2,400,009
Other accumulated gain/(loss)	(900,084)	(781,267)	(678,388)	(2,116,246)	(9,976)
Total accumulated earnings/(loss)	$(1,335,629)	$(1,679,446)	$(567,644)	$(3,724,860)	$2,015,986

The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sale adjustments.

At August 31, 2008, the Funds deferred, on a tax basis, post-October losses of:

Large Cap Growth Fund	$895,244
Large Cap Value Fund	777,776
Small Cap Core Fund	675,756
International Equity Fund	2,114,399
Core Fixed Income Fund	—

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Large Cap Growth Fund	Large Cap Value Fund	Small Cap Core Fund	International Equity Fund	Core Fixed Income Fund
Undistributed Net Investment Income (Loss)	$15,801	$(299)	$9,830	$(87,360)	$2,121
Accumulated Net Realized Gain (Loss)	$472	$299	$5,654	$87,360	$(2,121)
Paid-in Capital	$(16,273)	$—	$(15,484)	$—	$—

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2009 (Unaudited)

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that its income is exempt from tax) will be sustained upon examination. The Funds adopted FIN 48 in fiscal 2008. The Funds had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2008. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal 2008. At August 31, 2008, the tax year 2007 remains open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.95% for the Large Cap Growth Fund, 0.95% for the Large Cap Value Fund, 1.00% for Small Cap Core Fund, 1.00% for International Equity Fund and 0.80% for the Core Fixed Income Fund of the Funds’ average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ operating expenses do not exceed 1.40% for the Large Cap Growth Fund, 1.40% for the Large Cap Value Fund, 1.50% for Small Cap Core Fund, 1.50% for International Equity Fund and 1.00% for the Core Fixed Income Fund (the “Expense Limitation Cap”) of the Funds’ average daily net assets.

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on each Funds’ average daily net assets.

Large Cap Growth Fund

Deutsche Investment Management Americas, Inc.

Mellon Equity Associates, LLP

Large Cap Value Fund

Deutsche Investment Management Americas, Inc.

Loomis, Sayles & Company, LP

Small Cap Core Fund

Delaware Management Company

Quantitative Management Associates LLC

International Equity Fund

Pictet Asset Management, Ltd.

Batterymarch Financial Management, LLC

Core Fixed Income Fund

Lehman Brothers Asset Management LLC

Schroder Investment Management North America Inc.

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2009 (Unaudited)

(6)	Distribution Plan

The Trust has adopted a Distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Foreside Fund Services, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets. During the period ended February 28, 2009, the Funds accrued expenses, pursuant to the 12b-1 Plan as follows:

Large Cap Growth Fund	$21,279
Large Cap Value Fund	20,636
Small Cap Core Fund	16,513
International Equity Fund	21,960
Core Fixed Income Fund	88,952

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the period ended February 28, 2009 are summarized below.

	PMC Large Cap Growth	PMC Large Cap Value	PMC Small Cap Core	PMC International Equity	PMC Core Fixed Income
Purchases:
U.S. Government	$—	$125,939	$—	$—	$147,393,963
Other	16,199,860	10,544,167	9,903,225	12,426,338	15,768,913

Sales
U.S. Government	$—	$174,981	$—	$—	$165,425,899
Other	15,355,323	10,667,020	10,101,810	8,267,195	11,103,300

PMC FUNDS

Additional Information (Unaudited)

Tax Information

The Funds designate the following percentages of ordinary dividends declared during the fiscal period ended August 31, 2008 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Large Cap Growth Fund	0.00%
Large Cap Value Fund	100.00%
Small Cap Core Fund	0.00%
International Equity Fund	0.00%
Core Fixed Income Fund	0.00%

The Funds designate the following percentages of ordinary dividends declared from net investment income during the fiscal period ended August 31, 2008, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Large Cap Growth Fund	0.00%
Large Cap Value Fund	100.00%
Small Cap Core Fund	0.00%
International Equity Fund	100.00%
Core Fixed Income Fund	0.00%

For the period ended August 31, 2008, the following percentages of taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c):

Large Cap Growth Fund	0.00%
Large Cap Value Fund	0.00%
Small Cap Core Fund	0.00%
International Equity Fund	0.00%
Core Fixed Income Fund	14.59%

For the year ended August 31, 2008, the PMC International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Country	Foreign Source Income Earned	Foreign Taxes Paid
Australia	35,543	1,951
Belgium	8,982	1,347
Bermuda	4,181	—
Canada	697	105
Denmark	8,340	1,251
Finland	15,046	2,307
France	88,601	17,337
Germany	78,852	11,851
Hong Kong	13,683	—
Italy	28,189	4,696
Japan	35,357	2,475
Luxembourg	1,945	359
Netherlands	16,596	2,489
Norway	11,156	1,673
Singapore	2,881	—
Spain	39,689	6,452
Sweden	19,453	2,918
Switzerland	32,606	6,132

PMC Funds

Additional Information (Continued)

(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan Street Milwaukee, WI 53202 Age: 53	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	1	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan Street Milwaukee, WI 53202 Age: 52	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–present); Director, Flight Standards & Training (1990–1999).	1	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Interested Trustee and Officers
Joseph C. Neuberger(2) 615 E. Michigan Street Milwaukee, WI 53202 Age: 46	Chairperson, President and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	1	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Vice President and Treasurer/ Principal Accounting Officer	Indefinite Term; Since January 11, 2008	Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2004–present); UMB Investment Services Group (2000–2004).	N/A	N/A

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee
Kristin M. Cuene 615 E. Michigan Street Milwaukee, WI 53202 Age: 40+	Chief Compliance Officer	Indefinite Term; Since January 23, 2009	Attorney, Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2008–present); Attorney, Investment Management, Quarles & Brady, LLP (2007–2008); Student, University of Pennsylvania (2004–2007).	N/A	N/A

Rachel A. Spearo 615 E. Michigan Street Milwaukee, WI 53202 Age: 29	Secretary	Indefinite Term; Since November 15, 2005	Counsel, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A
(1)	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.
(2)	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The PMC Funds has adopted proxy voting policies and procedures that delegate to Envestnet Asset Management, Inc., the Fund’s investment adviser (the “Adviser”), the authority to vote proxies. A description of The PMC Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-762-7338. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, either upon request by calling the Fund toll free at 1-866-762-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 24th Floor Chicago, IL 60601

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

FEBRUARY 28, 2009

investpmc.com

This report is prepared for the shareholders of the PMC Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

PMC IS THE INVESTING CONSULTANCY OF ENVESTNET

PMC
PORTFOLIO MANAGEMENT CONSULTANTS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 7, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date May 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date May 4, 2009

By (Signature and Title)	/s/ John Buckel
John Buckel, Treasurer

Date May 4, 2009